UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:ANAGX

March 31, 2026

SCAN ME

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AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAGX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Class A:ANAGX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAGX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-A-0154-0326

Class A:ANAGX

2

Advisor Class:ANAYX

March 31, 2026

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Advisor Class:ANAYX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-ADV-0154-0326

Advisor Class:ANAYX

2

Class C:ANACX

March 31, 2026

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Class C:ANACX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-C-0154-0326

Class C:ANACX

2

Class I:ANAIX

March 31, 2026

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Class I:ANAIX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-I-0154-0326

Class I:ANAIX

2

Class Z:ANAZX

March 31, 2026

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Class Z:ANAZX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-Z-0154-0326

Class Z:ANAZX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

March 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

March 31, 2026 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 44.7%
Australia – 0.1%
Australia Government Bond Series 140 4.50%, 04/21/2033(a)	AUD	14,527	$9,834,173

Austria – 0.5%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	33,061	33,915,970

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		5,618	6,218,887
Series 104 3.45%, 06/22/2042(a)		14,547	15,643,008
Series 106 3.40%, 06/22/2036(a)		4,806	5,450,427

			27,312,322

Canada – 6.9%
Canadian Government Bond 2.75%, 03/01/2030	CAD	192,922	137,288,566
2.75%, 09/01/2030		134,756	95,655,108
2.75%, 03/01/2031		289,608	205,027,352
2.75%, 12/01/2055		43,338	24,955,041

			462,926,067

China – 1.6%
China Government Bond Series INBK 1.61%, 02/15/2035	CNY	38,350	5,471,467
1.92%, 01/15/2055		326,450	42,866,837
2.11%, 08/25/2034		372,130	55,402,175

			103,740,479

Colombia – 0.1%
Colombian TES Series B 13.25%, 02/09/2033	COP	25,821,500	6,907,154

Finland – 0.2%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(a)	EUR	10,467	10,978,387

France – 1.2%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2035(a)		69,468	78,815,771

ABFunds.com	AB Global Bond Fund 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Germany – 2.1%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2046(a)	EUR	13,334	$13,353,006
3.25%, 07/04/2042(a)		68,021	77,575,945
Series TWIN 2.60%, 05/15/2041(a)		49,470	52,283,555

			143,212,506

Hungary – 0.8%
Hungary Government Bond Series 35/A 7.00%, 10/24/2035	HUF	17,557,600	52,099,989

Indonesia – 0.7%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	699,500,000	41,492,528
Series 109 5.875%, 03/15/2031		119,731,000	6,825,379

			48,317,907

Italy – 2.5%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.15%, 11/15/2031(a)	EUR	5,449	6,231,146
Series 10Y 3.45%, 02/01/2036(a)		55,963	62,452,830
4.20%, 03/01/2034(a)		56,606	67,797,685
Series 13Y 4.05%, 10/30/2037(a)		17,818	20,698,985
Series 16Y 3.25%, 03/01/2038(a)		6,560	7,030,822

			164,211,468

Japan – 6.7%
Japan Government Five Year Bond Series 176 1.00%, 12/20/2029	JPY	6,843,300	42,141,074
Series 179 1.00%, 06/20/2030		65,350	399,938
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		2,529,000	8,360,580
Series 4 2.20%, 03/20/2051		6,389,350	31,122,942
Japan Government Ten Year Bond Series 357 0.10%, 12/20/2029		4,210,700	25,072,231
Series 381 2.10%, 12/20/2035		5,272,050	32,577,833

2 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Japan Government Thirty Year Bond Series 32 2.30%, 03/20/2040	JPY	1,070,000	$6,339,338
Series 65 0.40%, 12/20/2049		604,000	1,916,086
Series 68 0.60%, 09/20/2050		3,699,600	12,134,168
Series 81 1.60%, 12/20/2053		2,350,700	9,556,098
Series 82 1.80%, 03/20/2054		10,605,100	45,297,653
Series 88 3.20%, 09/20/2055		1,518,200	8,810,608
Japan Government Twenty Year Bond Series 169 0.30%, 06/20/2039		1,984,250	9,127,496
Series 183 1.40%, 12/20/2042		8,080,800	39,900,234
Japan Government Two Year Bond Series 469 0.70%, 02/01/2027		21,040,500	132,156,561
Series 479 1.00%, 12/01/2027		1,800,000	11,287,597
Series 480 1.10%, 01/01/2028		5,056,100	31,741,598

			447,942,035

Mexico – 0.2%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	324,711	16,571,196

Peru – 0.7%
Peru Government Bond 6.85%, 08/12/2035(a)	PEN	156,002	45,473,872

Poland – 0.2%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	41,420	10,447,889

South Korea – 0.6%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	32,285,770	19,680,886
Series 5509 2.625%, 09/10/2055		38,612,440	20,045,260

			39,726,146

ABFunds.com	AB Global Bond Fund 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Spain – 0.2%
Spain Government Bond 3.50%, 01/31/2041(a)	EUR	13,189	$14,631,414

Thailand – 0.3%
Thailand Government Bond 2.98%, 06/17/2045	THB	341,966	10,003,128
3.45%, 06/17/2043		416,137	13,001,442

			23,004,570

United Kingdom – 8.4%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	42,708	25,280,606
3.50%, 01/22/2045(a)		1,810	1,847,849
3.75%, 10/22/2053(a)		158	156,559
4.00%, 10/22/2031(a)		115,591	149,199,955
4.125%, 03/07/2031(a)		6,554	8,541,807
4.25%, 12/07/2040(a)		38,665	45,910,092
4.375%, 03/07/2030(a)		26,745	35,338,409
4.375%, 01/31/2040(a)		31,839	38,587,576
4.50%, 03/07/2035(a)		119,676	154,262,013
4.75%, 10/22/2035(a)		81,699	106,708,444

			565,833,310

United States – 10.3%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	131,422	82,775,073
1.125%, 08/15/2040		122,779	76,526,036
2.50%, 02/15/2045		68,762	48,230,377
3.00%, 11/15/2045		28,240	21,347,675
4.50%, 11/15/2054		1,350	1,260,915
4.625%, 11/15/2055		16,559	15,816,146
4.75%, 05/15/2055		57,402	55,886,521
4.75%, 02/15/2056		1,545	1,506,472
U.S. Treasury Notes 1.25%, 05/31/2028		218,191	206,651,122
3.375%, 11/30/2027		1,010	1,002,622
3.375%, 02/29/2028		1,071	1,063,072
3.50%, 02/28/2031		64,062	62,820,603
3.625%, 10/31/2030		108,643	107,242,524
4.00%, 07/31/2032		5,393	5,366,456
4.125%, 02/15/2036		3,083	3,034,434

			690,530,048

Total Governments - Treasuries (cost $3,217,978,939)			2,996,432,673

4 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 25.5%
Financial Institutions – 11.4%
Banking – 9.3%
Abanca Corp. Bancaria SA Series E 8.375%, 09/23/2033(a)	EUR	300	$376,898
ABN AMRO Bank NV 4.75%, 09/22/2027(a)(b)		5,200	6,004,976
AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	1,761	1,791,971
Al Rajhi Sukuk Ltd. Series E 6.25%, 07/21/2030(a)(b)		200	196,029
Ally Financial, Inc. 5.54%, 01/17/2031		4,136	4,163,577
6.85%, 01/03/2030		1,627	1,696,590
8.00%, 11/01/2031		434	480,904
American Express Co. 3.43%, 05/20/2032	EUR	362	412,135
Banco Bilbao Vizcaya Argentaria SA 4.625%, 01/13/2031(a)		200	239,549
5.13%, 03/03/2036	U.S.$	8,800	8,540,167
7.88%, 11/15/2034		200	225,459
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)		510	502,843
Banco de Sabadell SA Series E 6.00%, 08/16/2033(a)	EUR	300	360,084
Banco Internacional del Peru SAA Interbank 4.80%, 07/15/2031(a)	U.S.$	350	343,143
Banco Santander Chile 4.55%, 11/20/2030(a)		300	296,430
Banco Santander SA 2.75%, 12/03/2030		800	718,618
4.175%, 03/24/2028		8,600	8,560,498
4.38%, 04/12/2028		600	597,996
5.365%, 07/15/2028		200	202,109
6.03%, 01/17/2035		200	208,544
6.44%, 07/17/2034(a)	AUD	5,300	3,682,098
6.50%, 01/23/2031(a)		3,090	2,179,584
6.92%, 08/08/2033	U.S.$	800	861,799
Series E 0.625%, 06/24/2029(a)	EUR	500	543,174
2.125%, 02/08/2028(a)		400	451,626
4.875%, 10/18/2031(a)		200	242,769
5.50%, 06/11/2029(a)	GBP	100	133,414
5.625%, 01/27/2031(a)		100	133,330
5.75%, 08/23/2033(a)	EUR	7,000	8,380,604
Bangkok Bank PCL/Hong Kong 4.51%, 11/26/2030(a)	U.S.$	497	493,036

ABFunds.com	AB Global Bond Fund 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

9.025%, 03/15/2029(a)	U.S.$	440	$486,882
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	253,065
4.72%, 07/14/2029(a)		460	454,633
Bank of America Corp. 3.97%, 03/05/2029		560	555,069
Series B 8.05%, 06/15/2027		930	969,017
Series E 3.26%, 01/28/2031(a)	EUR	2,639	3,006,782
Bank of East Asia Ltd. (The) Series E 4.875%, 04/22/2032(a)	U.S.$	300	298,776
6.75%, 06/27/2034(a)		470	487,540
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,110	3,190,650
Series E 4.625%, 11/13/2029(a)	EUR	1,944	2,313,177
Bank of Montreal 3.09%, 01/10/2037	U.S.$	3,515	3,121,133
Series J 4.34%, 03/19/2030		55	54,724
Bank of New York Mellon Corp. (The) 3.99%, 06/13/2028		266	264,852
6.32%, 10/25/2029		270	282,762
Bank of Nova Scotia (The) 3.73%, 06/27/2031	CAD	500	358,212
4.40%, 09/08/2028	U.S.$	561	560,560
4.59%, 05/04/2037		9,800	9,378,751
4.93%, 02/14/2029		299	301,545
Banque Federative du Credit Mutuel SA 4.99%, 01/06/2031(a)	AUD	650	432,848
5.13%, 05/24/2027(a)		8,450	5,810,526
Series E 2.50%, 05/25/2028(a)	EUR	300	339,117
Barclays PLC 3.38%, 05/20/2032(a)	AUD	4,500	2,724,331
4.35%, 05/08/2035(a)	EUR	300	348,247
4.84%, 09/10/2028	U.S.$	488	489,504
5.09%, 02/25/2029		397	400,078
5.09%, 06/20/2030		612	614,070
5.85%, 03/21/2035(a)	GBP	100	131,105
6.125%, 12/15/2035(a)(b)	EUR	5,630	6,214,714
6.22%, 05/09/2034	U.S.$	4,978	5,212,252
7.09%, 11/06/2029(a)	GBP	1,924	2,647,336
Series E 4.92%, 08/08/2030(a)	EUR	254	304,510
5.26%, 01/29/2034(a)		334	410,057

6 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

8.41%, 11/14/2032(a)	GBP	5,875	$8,101,076
BNP Paribas SA 2.16%, 09/15/2029(a)	U.S.$	710	668,726
4.79%, 05/09/2029(a)		995	997,675
5.83%, 08/23/2034(a)	AUD	1,570	1,066,366
Series E 0.50%, 09/01/2028(a)	EUR	100	111,072
2.00%, 05/24/2031(a)	GBP	6,500	8,559,339
2.75%, 07/25/2028(a)	EUR	300	343,972
3.49%, 09/17/2033(a)		400	447,608
3.695%, 02/24/2028(a)	AUD	1,800	1,220,370
3.78%, 01/19/2036(a)	EUR	300	337,625
4.04%, 01/10/2032(a)		400	465,569
4.75%, 11/13/2032(a)		200	240,047
6.00%, 08/18/2029(a)	GBP	300	404,945
BPCE SA 3.12%, 10/19/2032(a)	U.S.$	351	309,721
4.76%, 01/13/2032(a)		15,435	15,193,878
5.08%, 10/23/2029(a)	AUD	500	338,759
5.25%, 04/16/2029(a)	GBP	500	653,679
5.42%, 01/13/2037(a)	U.S.$	533	517,707
5.88%, 01/14/2031(a)		297	305,815
6.27%, 10/24/2028(a)	AUD	2,870	2,014,428
Series E 4.625%, 03/02/2030(a)	EUR	300	355,830
BSF Finance Series E 5.76%, 09/03/2035(a)	U.S.$	250	240,746
CaixaBank SA 4.885%, 07/03/2031(a)		514	513,877
6.84%, 09/13/2034(a)		200	217,558
Series E 6.25%, 02/23/2033(a)	EUR	400	479,761
Canadian Imperial Bank of Commerce 3.65%, 12/10/2028	CAD	1,280	922,869
Series E 3.25%, 07/16/2031(a)	EUR	497	563,522
Capital One Financial Corp. 1.65%, 06/12/2029		587	635,552
4.72%, 01/30/2032	U.S.$	289	284,584
6.18%, 01/30/2036		544	552,803
7.96%, 11/02/2034		78	89,394
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	447,750
Citigroup, Inc. 2.93%, 10/22/2030	EUR	598	676,330
3.67%, 07/24/2028	U.S.$	144	142,503

ABFunds.com	AB Global Bond Fund 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.66%, 05/24/2028	U.S.$	674	$675,288
5.59%, 11/19/2034		10,677	10,825,694
5.83%, 02/13/2035		282	285,574
6.02%, 01/24/2036		402	410,811
6.17%, 05/25/2034		604	625,566
Series AA 7.625%, 11/15/2028(b)		1,138	1,176,308
Series E 3.75%, 05/14/2032(a)	EUR	1,033	1,191,832
4.50%, 03/03/2031(a)	GBP	50	63,605
Series Y 4.15%, 11/15/2026(b)	U.S.$	7,121	7,011,489
Citizens Financial Group, Inc. 5.72%, 07/23/2032		374	384,556
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	15,700	18,692,329
4.875%, 10/16/2034(a)		300	353,799
5.125%, 01/18/2030(a)		200	240,466
8.625%, 02/28/2033(a)	GBP	100	138,841
Commonwealth Bank of Australia 5.03%, 01/15/2031	AUD	5,430	3,683,834
5.25%, 09/12/2035(a)		3,050	2,040,787
Series E 4.27%, 06/04/2034	EUR	225	261,954
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a)(b)		200	231,915
Credit Agricole SA 1.87%, 12/09/2031(a)	GBP	1,100	1,423,572
3.75%, 01/23/2031(a)	EUR	200	231,527
4.66%, 01/12/2032(a)	U.S.$	266	262,201
4.82%, 09/25/2033(a)		5,556	5,442,263
5.22%, 05/27/2031(a)		6,778	6,853,761
5.41%, 01/18/2029(a)	AUD	4,970	3,414,756
5.75%, 11/29/2027(a)	GBP	1,200	1,597,410
6.06%, 01/16/2035(a)	AUD	4,670	3,199,832
Series E 0.50%, 09/21/2029(a)	EUR	800	859,836
Credit Mutuel Arkea SA Series E 1.25%, 06/11/2029(a)		800	881,093
Danske Bank A/S 4.66%, 03/27/2029(a)	U.S.$	371	371,705
Series E 2.25%, 01/14/2028(a)	GBP	6,550	8,487,439
4.625%, 05/14/2034(a)	EUR	1,150	1,356,217
Deutsche Bank AG 1.375%, 02/17/2032(a)		100	102,543

8 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 1.75%, 11/19/2030(a)	EUR	700	$751,310
1.875%, 12/22/2028(a)	GBP	100	125,027
4.125%, 04/04/2030(a)	EUR	4,900	5,719,677
Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	9,644	8,936,746
3.74%, 01/07/2033		2,987	2,712,888
4.725%, 02/06/2032		2,521	2,481,211
6.82%, 11/20/2029		150	157,416
7.08%, 02/10/2034		200	213,843
Deutsche Pfandbriefbank AG Series E 3.25%, 09/01/2028(a)	EUR	224	251,667
Erste Group Bank AG Series E 3.75%, 04/21/2036(a)		11,200	12,629,699
First Abu Dhabi Bank PJSC 4.50%, 04/07/2026(a)(b)	U.S.$	480	479,100
5.80%, 01/16/2035(a)		340	338,980
First Citizens BancShares, Inc./NC 4.87%, 03/03/2032		58	56,058
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	2,944	2,178,962
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032	U.S.$	64	57,497
3.615%, 03/15/2028		32	31,736
3.69%, 06/05/2028		676	669,815
3.81%, 04/23/2029		620	611,453
4.22%, 05/01/2029		679	675,016
4.48%, 08/23/2028		644	643,721
4.94%, 04/23/2028		68	68,317
5.22%, 04/23/2031		50	50,838
6.875%, 01/18/2038	GBP	50	68,693
Series E 3.50%, 01/23/2033(a)	EUR	16,964	19,237,174
HSBC Holdings PLC 0.77%, 11/13/2031(a)		344	348,105
2.01%, 09/22/2028	U.S.$	327	315,186
2.85%, 06/04/2031		244	225,361
3.00%, 05/29/2030	GBP	100	123,587
4.58%, 06/19/2029	U.S.$	489	488,369
4.90%, 03/03/2029		419	421,139
5.21%, 08/11/2028		636	641,005
5.55%, 03/04/2030		4,783	4,898,712
5.60%, 05/17/2028		286	289,153
5.73%, 05/17/2032		250	258,088
5.74%, 09/10/2036		522	520,924
6.36%, 11/16/2032(a)	EUR	8,812	10,558,755

ABFunds.com	AB Global Bond Fund 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.50%, 05/02/2036	U.S.$	100	$104,581
6.50%, 09/15/2037		295	309,565
7.40%, 11/13/2034		319	352,006
8.11%, 11/03/2033		656	749,790
Series E 4.79%, 03/10/2032(a)	EUR	706	852,082
4.86%, 05/23/2033(a)		3,139	3,796,161
5.75%, 12/20/2027(a)	GBP	74	98,415
Huntington National Bank (The) 4.55%, 05/17/2028	U.S.$	250	250,077
ING Groep NV 0.25%, 02/18/2029(a)	EUR	600	654,318
0.375%, 09/29/2028(a)		100	110,707
1.75%, 02/16/2031(a)		300	323,246
4.02%, 03/28/2028	U.S.$	214	212,975
4.125%, 08/24/2033(a)	EUR	100	116,307
4.50%, 05/23/2029(a)		500	590,310
5.25%, 11/14/2033(a)		2,900	3,603,590
Series E 2.125%, 05/26/2031(a)		200	230,958
4.125%, 05/20/2036(a)		9,900	11,408,449
Series VAR 4.80%, 03/23/2032	U.S.$	318	315,805
Intercorp Peru Ltd.
3.875%, 08/15/2029(a)		370	355,711
Intesa Sanpaolo SpA
3.875%, 07/14/2027(a)		200	198,594
4.20%, 06/01/2032(a)		9,930	9,319,744
8.25%, 11/21/2033(a)		473	545,025
JPMorgan Chase & Co.
2.18%, 06/01/2028		699	681,335
2.95%, 02/24/2028		720	710,840
3.51%, 01/23/2029		235	231,205
4.98%, 07/22/2028		668	672,557
6.07%, 10/22/2027		1,048	1,057,269
Series E 4.46%, 11/13/2031(a)	EUR	13,850	16,527,156
Kasikornbank PCL/Hong Kong 5.46%, 03/07/2028(a)	U.S.$	240	243,823
KBC Group NV 5.80%, 01/19/2029(a)		300	306,583
Series E 0.125%, 01/14/2029(a)	EUR	100	109,269
4.25%, 11/28/2029(a)		300	353,901
4.375%, 04/19/2030(a)		100	118,520
6.15%, 03/19/2034(a)	GBP	7,900	10,637,892
KEB Hana Bank 1.25%, 12/16/2026(a)	U.S.$	200	195,680

10 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kookmin Bank 2.50%, 11/04/2030(a)	U.S.$	410	$370,640
Lloyds Banking Group PLC 3.75%, 03/18/2028		285	283,015
4.75%, 05/23/2028(a)	AUD	1,430	970,208
5.39%, 06/10/2027		5,930	4,095,097
5.72%, 06/05/2030	U.S.$	200	206,399
5.80%, 03/17/2029	AUD	3,450	2,387,354
6.07%, 06/13/2036	U.S.$	202	205,270
Series 3 1.05%, 12/15/2026	JPY	100,000	627,214
Series E 3.875%, 05/14/2032(a)	EUR	272	315,451
4.00%, 05/09/2035(a)		3,996	4,589,364
4.75%, 09/21/2031(a)		5,171	6,225,000
Series MTN 7.09%, 08/31/2033(a)	AUD	600	422,701
Macquarie Bank Ltd. 4.53%, 03/29/2029(a)	U.S.$	57	57,235
Macquarie Group Ltd. 1.935%, 04/14/2028(a)		4,261	4,147,587
Mitsubishi UFJ Financial Group, Inc.
Series E 3.56%, 09/05/2032(a)	EUR	400	457,707
4.64%, 06/07/2031(a)		240	288,334
Mizuho Financial Group, Inc. 4.25%, 09/11/2029	U.S.$	693	688,517
Series E 0.80%, 04/15/2030(a)	EUR	297	307,808
4.42%, 05/20/2033(a)		168	199,484
4.61%, 08/28/2030(a)		309	370,970
Morgan Stanley 0.495%, 10/26/2029		1,008	1,080,457
3.52%, 05/22/2031		18,605	21,351,582
3.79%, 03/21/2030		247	287,072
4.21%, 04/20/2028	U.S.$	678	676,090
4.24%, 01/09/2030		242	239,483
4.66%, 03/02/2029	EUR	549	648,364
4.71%, 03/12/2032	U.S.$	55	54,628
5.19%, 04/17/2031		1,231	1,249,436
5.30%, 04/20/2037		637	634,875
5.45%, 07/20/2029		675	687,382
Series G 3.15%, 11/07/2031	EUR	591	665,208
3.38%, 01/23/2032		1,422	1,615,160
3.77%, 01/24/2029	U.S.$	288	284,326
4.43%, 01/23/2030		359	357,120
5.15%, 01/25/2034	EUR	214	263,394

ABFunds.com	AB Global Bond Fund 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Morgan Stanley Bank NA 4.97%, 07/14/2028	U.S.$	265	$266,592
National Australia Bank Ltd. 2.99%, 05/21/2031(a)		313	284,756
Series G 1.70%, 09/15/2031(a)	GBP	160	208,574
Nationwide Building Society 4.30%, 03/08/2029(a)	U.S.$	698	693,054
4.375%, 04/16/2034(a)	EUR	427	497,988
4.95% (SOFR + 1.29%), 02/16/2028(a)(c)	U.S.$	290	291,449
Series E 3.83%, 07/24/2032(a)	EUR	704	811,611
4.00%, 07/30/2035(a)		3,486	3,977,928
4.625%, 10/29/2028(a)		100	117,863
5.50%, 07/14/2036(a)	GBP	7,165	9,291,474
NatWest Group PLC 3.03%, 11/28/2035	U.S.$	414	376,262
4.96%, 08/15/2030		295	297,556
6.475%, 06/01/2034		4,321	4,478,839
Series E 0.78%, 02/26/2030(a)	EUR	3,304	3,523,613
2.105%, 11/28/2031(a)	GBP	246	321,450
5.76%, 02/28/2034(a)	EUR	815	979,284
NatWest Markets PLC 4.89%, 06/05/2030(a)	AUD	8,660	5,800,769
5.03%, 06/12/2029(a)		4,190	2,843,396
NBK Tier 1 Ltd. 6.375%, 01/10/2031(a)(b)	U.S.$	300	293,064
Nordea Bank Abp Series E 4.75%, 02/25/2029(a)	GBP	100	131,126
Oversea-Chinese Banking Corp., Ltd. 4.60%, 06/15/2032(a)	U.S.$	250	250,010
PNC Financial Services Group, Inc. (The) 6.875%, 10/20/2034		604	666,517
QNB Finance Ltd. Series E 2.75%, 02/12/2027(a)		240	235,567
Royal Bank of Canada Series E 3.25%, 01/22/2031(a)	EUR	100	114,246
Series G 4.715%, 03/27/2028	U.S.$	488	489,639
Santander Holdings USA, Inc. 6.17%, 01/09/2030		650	671,301
6.565%, 06/12/2029		163	168,678
Santander UK Group Holdings PLC 4.32%, 09/22/2029		423	419,065
4.86%, 09/11/2030		2,598	2,600,769

12 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.53%, 01/10/2029	U.S.$	9,670	$9,971,054
Series E 0.60%, 09/13/2029(a)	EUR	627	674,165
2.42%, 01/17/2029(a)	GBP	2,130	2,681,805
7.10%, 11/16/2027(a)		1,858	2,491,220
Scotiabank Peru SAA 6.10%, 10/01/2035(a)	U.S.$	200	203,570
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	745,355
Series G 4.50%, 03/26/2028(a)		200	199,500
SNB Funding Ltd. Series E 6.00%, 06/24/2035(a)		250	248,062
Societe Generale SA 0.50%, 06/12/2029(a)	EUR	200	216,342
3.75%, 07/15/2031(a)		300	345,428
4.75%, 09/14/2028(a)	U.S.$	551	552,540
4.875%, 11/21/2031(a)	EUR	700	843,976
5.25%, 05/22/2029(a)	U.S.$	895	903,266
5.40%, 04/10/2037(a)		533	514,683
5.51%, 05/22/2031(a)		17,497	17,832,945
5.52%, 01/19/2028(a)		282	283,913
7.37%, 01/10/2053(a)		646	673,637
Series 9 0.40%, 06/03/2026	JPY	100,000	628,796
Series E 4.25%, 12/06/2030(a)	EUR	200	234,763
5.75%, 01/22/2032(a)	GBP	100	132,815
Standard Chartered PLC 3.265%, 02/18/2036(a)	U.S.$	7,864	7,144,939
4.20%, 03/04/2032(a)	EUR	239	278,979
4.30%, 01/13/2030(a)	U.S.$	320	316,456
4.53%, 06/05/2032(a)		325	316,978
4.87%, 03/15/2033(a)		580	577,633
4.87%, 05/10/2031(a)	EUR	249	299,175
5.005%, 10/15/2030(a)	U.S.$	667	671,455
5.24%, 05/13/2031(a)		240	243,265
5.44% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(b)(c)		8,000	7,607,532
6.30%, 01/09/2029(a)		210	215,624
7.77%, 11/16/2028(a)		279	292,188
Series E 3.86%, 03/17/2033(a)	EUR	7,420	8,482,650
State Street Corp. 4.54%, 04/24/2028	U.S.$	685	686,280
Sumitomo Mitsui Financial Group, Inc. 4.49%, 01/15/2032		3,789	3,724,254

ABFunds.com	AB Global Bond Fund 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.71%, 01/13/2030	U.S.$	505	$523,165
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,755	8,852,733
Swedbank AB 4.90%, 03/30/2031(a)	U.S.$	4,660	4,673,873
7.27%, 11/15/2032(a)	GBP	1,904	2,594,661
Synchrony Financial 5.15%, 03/19/2029	U.S.$	669	670,640
5.935%, 08/02/2030		6,358	6,464,856
7.25%, 02/02/2033		463	472,250
Toronto-Dominion Bank (The) 4.42%, 10/31/2035	CAD	226	163,762
5.15%, 09/10/2034	U.S.$	173	173,390
5.25%, 07/23/2029(a)	AUD	2,190	1,495,160
Series E 3.63%, 12/13/2029(a)	EUR	273	316,458
Series G 3.56%, 04/16/2031(a)		410	471,585
UBS Group AG 2.095%, 02/11/2032(a)	U.S.$	253	222,907
2.875%, 04/02/2032(a)	EUR	9,430	10,465,025
4.19%, 04/01/2031(a)	U.S.$	403	393,933
6.625%, 01/08/2031(a)(b)		5,185	5,024,139
7.125%, 08/10/2034(a)(b)		2,613	2,554,385
9.25%, 11/13/2028(a)(b)		1,373	1,458,607
Series E 0.625%, 01/18/2033(a)	EUR	340	315,446
3.125%, 06/15/2030(a)		351	399,476
4.75%, 03/17/2032(a)		286	344,926
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	415	413,035
5.86%, 06/19/2032(a)		11,659	11,739,881
Series E 4.45%, 02/16/2029(a)	EUR	278	326,806
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)	U.S.$	200	197,424
US Bancorp 4.01%, 05/21/2032	EUR	350	406,611
Visa, Inc. 2.25%, 05/15/2028		7,313	8,283,872
Wells Fargo & Co. 2.39%, 06/02/2028	U.S.$	283	276,228
3.53%, 03/24/2028		388	384,825
5.71%, 04/22/2028		666	674,649
Series E 3.90%, 07/22/2032(a)	EUR	630	731,983

14 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Westpac Banking Corp. 4.50%, 10/30/2030(a)	AUD	5,420	$3,605,375
Westpac New Zealand Ltd. 4.13%, 01/29/2029(a)	U.S.$	210	208,462
Woori Bank 6.375%, 07/24/2029(a)(b)		230	237,259
Zions Bancorp NA 6.82%, 11/19/2035		656	673,997

			627,076,111

Brokerage – 0.1%
Affiliated Managers Group, Inc. 5.50%, 02/15/2036		58	57,124
Apollo Global Management, Inc. 5.15%, 08/12/2035		68	65,914
5.70%, 03/30/2036		374	374,257
5.80%, 05/21/2054		386	358,337
Blue Owl Finance LLC 6.25%, 04/18/2034		427	412,007
Charles Schwab Corp. (The) 4.18% (SOFR + 0.52%), 05/13/2026(c)		5,465	5,465,114
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		400	396,184
China Great Wall International Holdings VI Ltd. 5.25%, 04/23/2028(a)		240	242,635

			7,371,572

Finance – 0.5%
Aircastle Ltd. 5.25%, 06/15/2026(a)(b)		185	184,098
Apollo Debt Solutions BDC 5.20%, 12/08/2028(a)		58	57,299
Ares Capital Corp. 5.50%, 09/01/2030		54	53,045
5.875%, 03/01/2029		661	665,826
5.95%, 07/15/2029		160	160,884
Ares Strategic Income Fund 4.85%, 01/15/2029(a)		57	55,263
5.15%, 01/15/2031(a)		57	53,824
Barings BDC, Inc. 5.20%, 09/15/2028		57	55,703
Blackstone Private Credit Fund 5.95%, 07/16/2029		682	672,031
7.30%, 11/27/2028		129	131,913
Blackstone Secured Lending Fund 5.25%, 09/04/2029		59	57,825
5.35%, 04/13/2028		545	541,545
Blue Owl Capital Corp. 5.95%, 03/15/2029		673	665,251

ABFunds.com	AB Global Bond Fund 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Blue Owl Credit Income Corp. 4.25%, 01/31/2031(a)	EUR	100	$107,473
5.80%, 03/15/2030	U.S.$	124	119,728
Blue Owl Technology Finance Corp. 6.10%, 03/15/2028		673	665,616
6.75%, 04/04/2029		480	472,411
Brookfield Finance, Inc. 5.33%, 01/15/2036		56	54,821
6.35%, 01/05/2034		123	130,495
CFAMC IV Co., Ltd. Series E 4.50%, 05/29/2029(a)		200	198,592
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	212,928
CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	390	418,781
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	7,147,799
FS KKR Capital Corp. 3.125%, 10/12/2028	U.S.$	739	675,415
6.125%, 01/15/2030		136	129,549
Goldman Sachs BDC, Inc. 5.10%, 01/28/2029		58	56,372
Goldman Sachs Private Credit Corp. 5.05%, 02/23/2028(a)		58	57,205
5.875%, 01/31/2031(a)		56	54,372
Groupe Bruxelles Lambert NV 4.00%, 05/15/2033(a)	EUR	200	232,576
HPS Corporate Lending Fund 5.15%, 04/02/2029(a)	U.S.$	58	56,358
5.30%, 06/05/2027(a)		55	54,745
5.45%, 11/15/2030(a)		634	606,407
5.65%, 04/02/2031(a)		58	55,641
5.85%, 06/05/2030(a)		598	583,266
MSD Investment Corp. 6.125%, 02/05/2031(a)		58	56,215
North Haven Private Income Fund LLC 5.125%, 09/25/2028(a)		58	56,502
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030		517	503,939
Oaktree Strategic Credit Fund 6.19%, 07/15/2030		53	51,807
Sixth Street Lending Partners 5.75%, 01/15/2030		402	395,622
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030		305	299,156

16 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	62,000	$9,271,667
3.10%, 08/28/2054(a)		39,050	5,949,072
Wendel SE 4.50%, 06/19/2030(a)	EUR	400	472,330

			32,501,367

Financial Services – 0.2%
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	474,024
Equinix Europe 2 Financing Corp. LLC 3.25%, 03/15/2031	EUR	136	152,571
4.00%, 05/19/2034		100	112,911
Ford Credit Canada Co. Cie Credit Ford Du Canada 6.38%, 11/10/2028	CAD	12,312	9,233,993
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)	U.S.$	77	76,179
Lseg US Fin Corp. 4.25%, 03/23/2029(a)		230	228,322
4.50%, 03/23/2031(a)		288	284,468
STC Sukuk Co. II Ltd. 4.49%, 01/15/2031(a)		510	497,987

			11,060,455

Insurance – 0.7%
Aegon Ltd. 5.50%, 04/11/2048		686	684,579
AIA Group Ltd. 4.95%, 04/04/2033(a)		240	246,060
4.95%, 03/30/2035(a)		250	247,828
Allianz SE 1.30%, 09/25/2049(a)	EUR	100	106,191
4.43%, 07/25/2055(a)		100	115,544
5.82%, 07/25/2053(a)		200	251,832
Series E 4.25%, 07/05/2052(a)		400	463,565
American National Global Funding 4.625%, 12/15/2028(a)	U.S.$	58	57,538
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 2.75%, 02/19/2049(a)	EUR	164	184,645
Series E 3.50%, 10/01/2046(a)		155	179,174
Athene Global Funding 1.75%, 11/24/2027(a)	GBP	100	124,696
2.67%, 06/07/2031(a)	U.S.$	3,387	2,957,024

ABFunds.com	AB Global Bond Fund 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.03%, 07/17/2030(a)	U.S.$	1,478	$1,461,868
5.15%, 07/28/2027(a)	GBP	100	131,709
5.38%, 01/07/2030(a)	U.S.$	6,188	6,198,000
5.53%, 07/11/2031(a)		10,192	10,201,383
5.58%, 01/09/2029(a)		319	322,205
Series E 1.875%, 11/30/2028(a)	GBP	100	120,366
3.41%, 02/25/2030(a)	EUR	100	111,815
Athene Holding Ltd. 6.25%, 04/01/2054	U.S.$	633	581,381
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	149,215
AXA SA Series E 1.875%, 07/10/2042(a)	EUR	189	191,656
3.25%, 05/28/2049(a)		651	738,478
Berkshire Hathaway, Inc. 1.51%, 11/29/2028	JPY	100,000	623,883
Brighthouse Financial, Inc. 5.625%, 05/15/2030	U.S.$	247	245,798
Centene Corp. 2.50%, 03/01/2031		790	662,312
2.625%, 08/01/2031		782	654,315
3.375%, 02/15/2030		322	291,042
Chubb INA Holdings LLC 2.75%, 08/06/2035(a)	CNH	42,100	6,037,263
Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)	U.S.$	315	314,810
CNO Global Funding 5.875%, 06/04/2027(a)		367	372,110
Coface SA 6.00%, 09/22/2032(a)	EUR	300	378,181
Enstar Group Ltd. 3.10%, 09/01/2031	U.S.$	444	392,169
F&G Global Funding 4.50%, 01/09/2029(a)		58	56,840
GA Global Funding Trust 4.50%, 09/18/2030(a)		150	144,543
Series E 3.75%, 06/20/2032(a)	EUR	100	109,757
Generali Series E 5.50%, 10/27/2047(a)		138	162,967
5.80%, 07/06/2032(a)		200	250,021
Global Atlantic Fin Co. 3.125%, 06/15/2031(a)	U.S.$	761	667,280
Hannover Rueck SE 5.875%, 08/26/2043(a)	EUR	200	252,157

18 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hartford Insurance Group, Inc. (The) Series ICON 6.04% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(c)	U.S.$	331	$316,352
Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(a)		703	438,875
MassMutual Global Funding II Series E 3.25%, 06/11/2032(a)	EUR	179	199,939
MetLife, Inc. 10.75% (CME Term SOFR 3 Month + 0.00%), 08/01/2039	U.S.$	291	376,284
Metropolitan Life Global Funding I 5.40%, 07/11/2029(a)	AUD	2,537	1,740,385
Series G 3.75%, 12/07/2031(a)	EUR	149	172,851
NN Group NV Series E 4.625%, 01/13/2048(a)		583	683,950
Pacific Life Global Funding II Series E 3.125%, 06/18/2031(a)		100	112,654
Principal Life Global Funding II 4.80%, 01/09/2028(a)	U.S.$	348	349,978
Progressive Corp. (The) 4.60%, 03/26/2031		55	55,113
Protective Life Global Funding 5.08%, 04/15/2031(a)	GBP	100	131,175
Prudential Financial, Inc. 4.50%, 09/15/2047	U.S.$	689	671,662
5.70%, 09/15/2048		675	667,645
Sampo Oyj 3.375%, 05/23/2049(a)	EUR	205	231,606
SBL Holdings, Inc. 5.00%, 02/18/2031(a)	U.S.$	658	565,838
7.20%, 10/30/2034(a)		540	472,535
Swiss Re Finance UK PLC Series E 2.71%, 06/04/2052(a)	EUR	500	526,006
Talanx AG Series GDIP 2.25%, 12/05/2047(a)		300	338,139

			45,493,187

REITs – 0.6%
Aldar Properties PJSC 5.875%, 04/14/2056(a)	U.S.$	250	228,902
American Homes 4 Rent LP 4.25%, 02/15/2028		394	391,984

ABFunds.com	AB Global Bond Fund 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.95%, 06/15/2030	U.S.$	624	$625,997
5.50%, 02/01/2034		220	222,013
CBRE Services, Inc. 4.90%, 01/15/2033		82	80,991
5.50%, 04/01/2029		643	658,345
5.95%, 08/15/2034		656	682,939
CTP NV 3.625%, 04/13/2032(a)	EUR	195	214,682
Digital Dutch Finco BV 1.00%, 01/15/2032(a)		2,115	2,042,378
1.25%, 02/01/2031(a)		603	614,276
Digital Euro Finco LLC 1.125%, 04/09/2028(a)		475	522,789
Digital Intrepid Holding BV 1.375%, 07/18/2032(a)		6,858	6,665,503
Digital Stout Holding LLC 3.30%, 07/19/2029(a)	GBP	100	123,911
Essential Properties LP 2.95%, 07/15/2031	U.S.$	260	234,342
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2031		9,361	8,852,773
5.625%, 03/01/2036		401	389,989
5.75%, 06/01/2028		283	287,340
Highwoods Realty LP 5.35%, 01/15/2033		98	95,766
Host Hotels & Resorts LP 4.25%, 12/15/2028		532	525,605
Mercialys SA 4.00%, 06/04/2032(a)	EUR	200	225,797
Newmark Group, Inc. 7.50%, 01/12/2029	U.S.$	152	159,402
Praemia Healthcare SACA 1.375%, 09/17/2030(a)	EUR	100	102,035
Prologis International Funding II SA Series E 1.625%, 06/17/2032(a)		1,949	1,959,157
Public Storage Operating Co. 3.50%, 01/20/2034		575	636,648
Realty Income Corp. 1.75%, 07/13/2033	GBP	100	101,986
3.375%, 06/20/2031	EUR	423	476,165
4.75%, 04/15/2033	U.S.$	57	56,173
Regency Centers LP 4.50%, 03/15/2033		80	78,001
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	40,000	5,997,530

20 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	2,410	$2,308,905
Trust 2401 4.87%, 01/15/2030(a)		593	568,386
Unibail-Rodamco-Westfield SE Series E 1.875%, 01/15/2031(a)	EUR	600	629,939
Vicinity Centres Trust Series E 1.125%, 11/07/2029(a)		181	189,701
Welltower OP LLC 4.50%, 12/01/2034	GBP	100	121,041
Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)	U.S.$	260	243,298
WP Carey, Inc. 3.75%, 05/10/2035	EUR	455	491,945
4.25%, 07/23/2032		171	197,849
4.65%, 07/15/2030	U.S.$	274	272,247

			38,276,730

			761,779,422

Industrial – 10.9%
Basic – 1.0%
Air Products & Chemicals, Inc. Series E 0.80%, 05/05/2032	EUR	268	261,471
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	320	292,220
2.875%, 03/17/2031(a)		316	289,084
5.00%, 03/21/2033(a)		18,871	18,582,686
5.25%, 03/19/2036(a)		373	364,834
5.75%, 04/05/2034(a)		200	205,308
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		1,126	1,078,145
3.75%, 10/01/2030		208	198,569
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	230	245,876
Series E 3.18%, 09/04/2031(a)		360	406,025
Dow Chemical Co. (The) 5.55%, 11/30/2048	U.S.$	435	374,502
6.90%, 05/15/2053		67	68,356
7.375%, 11/01/2029		617	667,372
DuPont de Nemours, Inc. 5.42%, 11/15/2048		745	687,609
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	319,322

ABFunds.com	AB Global Bond Fund 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.315%, 04/14/2032(a)	U.S.$	204	$203,007
Freeport-McMoRan, Inc. 4.25%, 03/01/2030		420	412,142
Fresnillo PLC 4.25%, 10/02/2050(a)		240	180,600
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(a)	EUR	16,025	18,282,077
4.15%, 04/29/2031(a)		515	604,755
Glencore Funding LLC 2.85%, 04/27/2031(a)	U.S.$	1,294	1,178,297
4.90%, 07/01/2031(a)		663	662,618
5.20%, 07/01/2033(a)		58	57,976
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	203,750
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	185,339
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	182,437
Ma’aden Sukuk Ltd. 5.50%, 02/13/2035(a)		262	261,579
Marcobre SAC 5.75%, 01/22/2036(a)		204	197,554
MEGlobal BV 2.625%, 04/28/2028(a)		260	244,319
Mondi Finance PLC Series E 3.75%, 05/31/2032(a)	EUR	231	262,374
3.75%, 05/18/2033(a)		353	395,172
Newmont Corp./Newcrest Finance Pty Ltd. 5.35%, 03/15/2034	U.S.$	507	521,551
Nexa Resources SA 6.75%, 04/09/2034(a)		230	239,958
OCP SA 6.10%, 04/30/2030(a)		290	294,712
6.70%, 03/01/2036(a)		240	246,900
7.50%, 05/02/2054(a)		270	283,045
Orbia Advance Corp. SAB de CV 6.80%, 05/13/2030(a)		10,689	10,409,750
7.50%, 05/13/2035(a)		768	727,220
POSCO 5.75%, 01/17/2028(a)		200	203,784
SKF AB 3.125%, 09/14/2028(a)	EUR	170	196,079
SNF Group SACA 3.125%, 03/15/2027(a)	U.S.$	1,664	1,664,000
5.63%, 03/31/2031(a)		4,140	4,186,747

22 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)	U.S.$	350	$346,587
5.625%, 04/22/2056(a)		305	297,261
6.50%, 11/07/2033(a)		250	263,835
Steel Dynamics, Inc. 5.375%, 08/15/2034		675	680,929
Suzano Austria GmbH 3.125%, 01/15/2032		300	262,950
Vale Overseas Ltd. 6.00%, 02/25/2056(a)		355	350,350
6.125%, 06/12/2033		200	207,857

			68,938,890

Capital Goods – 0.5%
3M Co. 3.05%, 04/15/2030		71	67,280
3.375%, 03/01/2029		170	165,261
4.80%, 03/15/2030		592	597,921
Series E 1.75%, 05/15/2030	EUR	597	641,466
Carrier Global Corp. 4.125%, 05/29/2028		147	172,154
Caterpillar, Inc. 1.90%, 03/12/2031	U.S.$	564	502,575
2.60%, 04/09/2030		718	673,551
4.75%, 05/15/2064		459	396,255
CNH Industrial Capital LLC 4.55%, 04/10/2028		664	664,198
CRH SMW Finance DAC 5.125%, 01/09/2030		673	684,554
Eaton Capital ULC 3.55%, 03/10/2034	EUR	3,236	3,665,923
GE Capital UK Funding Unlimited Co. Series E 5.875%, 01/18/2033	GBP	30	40,827
General Dynamics Corp. 3.625%, 04/01/2030	U.S.$	292	283,496
General Electric Co. 1.50%, 05/17/2029	EUR	228	249,299
Series E 4.125%, 09/19/2035(a)		153
			179,628
Heraeus Finance GmbH 2.625%, 06/09/2027(a)		100	113,536
Holcim Finance Luxembourg SA Series E 0.625%, 01/19/2033(a)		457	423,754
Honeywell Aerospace, Inc. 4.60%, 03/16/2033(a)	U.S.$	215	212,415

ABFunds.com	AB Global Bond Fund 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.85%, 03/16/2066(a)	U.S.$	215	$213,131
Howmet Aerospace, Inc. 3.75%, 03/03/2028		58	57,333
3.90%, 04/15/2029		58	57,204
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	12,710	8,661,776
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 0.375%, 09/15/2027	EUR	100	110,986
3.00%, 09/15/2028		502	575,097
Lockheed Martin Corp. 4.45%, 05/15/2028	U.S.$	382	384,301
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	197,005
Parker-Hannifin Corp. 2.90%, 03/01/2030		8,422	9,498,482
3.25%, 06/14/2029	U.S.$	402	389,659
4.25%, 09/15/2027		680	679,887
RTX Corp. 2.15%, 05/18/2030	EUR	647	703,044
5.75%, 01/15/2029	U.S.$	600	622,340
Siemens Financieringsmaatschappij NV 3.625%, 02/24/2043(a)	EUR	900	951,488
3.625%, 02/22/2044(a)		100	105,200
Technip Energies NV 1.125%, 05/28/2028(a)		200	218,630
Veralto Corp. 4.15%, 09/19/2031		530	621,859

			33,781,515

Communications - Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.75%, 04/01/2048	U.S.$	379	316,801
6.48%, 10/23/2045		710	653,989
Comcast Corp. 4.00%, 11/01/2049		820	594,706
4.95%, 10/15/2058		337	275,275
Cox Communications, Inc. 4.80%, 02/01/2035(a)		296	269,190
5.80%, 12/15/2053(a)		791	669,576
5.95%, 09/01/2054(a)		230	200,224
Grupo Televisa SAB 5.00%, 05/13/2045		270	167,670
6.625%, 01/15/2040		350	280,875
8.50%, 03/11/2032		3,493	3,672,086
Informa PLC Series E 1.25%, 04/22/2028(a)	EUR	244	269,193

24 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.375%, 06/09/2031(a)	EUR	390	$436,676
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	61	47,935
4.65%, 08/15/2062		1,601	1,238,957
5.50%, 11/15/2045		291	275,568
5.55%, 08/15/2064		406	364,649
5.60%, 05/15/2053		382	356,390
5.75%, 05/15/2063		700	649,634
5.75%, 11/15/2065		13,146	12,192,090
Omnicom Finance Holdings PLC Series E 1.40%, 07/08/2031	EUR	225	230,053
Omnicom Group, Inc. 4.20%, 03/02/2029	U.S.$	58	57,354
5.30%, 11/01/2034		549	543,301
Paramount Global 4.20%, 06/01/2029		97	92,668
4.375%, 03/15/2043		12	7,233
4.60%, 01/15/2045		417	249,076
4.90%, 08/15/2044		51	31,633
4.95%, 01/15/2031		589	543,931
4.95%, 05/19/2050		527	313,517
7.875%, 07/30/2030		172	179,518
Pinewood Finco PLC 6.00%, 03/27/2030(a)	GBP	5,929	7,662,125
Prosus NV 3.68%, 01/21/2030(a)	U.S.$	792	746,579
3.83%, 02/08/2051(a)		1,120	720,407
4.99%, 01/19/2052(a)		380	288,541
TDF Infrastructure SAS 5.625%, 07/21/2028(a)	EUR	400	478,491
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	475,218
2.88%, 04/22/2031(a)		200	187,387
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		360	407,929
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	106,797
5.50%, 09/01/2041	U.S.$	150	129,083
6.75%, 06/15/2039		355	352,233

			36,734,558

Communications - Telecommunications – 0.6%
America Movil SAB de CV 6.125%, 11/15/2037		200	210,300
6.125%, 03/30/2040		300	313,017
AT&T, Inc. 3.15%, 09/04/2036	EUR	326	343,909

ABFunds.com	AB Global Bond Fund 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.60%, 09/19/2028(a)	AUD	6,050	$4,094,295
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)	U.S.$	200	180,556
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	10,096	7,876,924
British Telecommunications PLC Series E 3.375%, 08/30/2032(a)	EUR	307	345,084
Global Switch Holdings Ltd. Series E 2.25%, 05/31/2027(a)		356	405,560
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	420	379,688
Orange SA 4.50%, 12/15/2030(a)(b)	EUR	200	231,521
9.00%, 03/01/2031(d)	U.S.$	572	676,012
PLDT, Inc. 2.50%, 01/23/2031(a)		200	181,590
SingTel Group Treasury Pte. Ltd. Series E 2.375%, 08/28/2029(a)		290	272,980
Telefonica Emisiones SA Series E 4.055%, 01/24/2036(a)	EUR	300	337,431
TELUS Corp. 4.95%, 02/18/2031	CAD	762	570,421
7.00%, 10/15/2055	U.S.$	303	307,580
Series CAG 5.25%, 11/15/2032	CAD	10,638	8,049,505
Verizon Communications, Inc. 0.75%, 03/22/2032	EUR	344	334,478
3.00%, 03/23/2031	AUD	2,380	1,443,637
3.50%, 06/28/2032	EUR	100	113,709
4.25%, 08/15/2056		7,749	8,646,855
4.50%, 08/17/2027(a)	AUD	4,430	3,025,187
4.67%, 03/15/2055	U.S.$	341	277,580
6.00%, 11/30/2065		56	54,326
Vodafone Group PLC Series E 6.375%, 07/03/2050(a)	GBP	100	126,987
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(a)	U.S.$	210	200,113

			38,999,245

Consumer Cyclical - Automotive – 0.9%
American Honda Finance Corp. 3.50%, 06/27/2031	EUR	349	394,042

26 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.15%, 01/08/2029	U.S.$	533	$526,290
5.10%, 01/08/2036		58	55,960
Series E 1.50%, 10/19/2027	GBP	100	125,281
3.65%, 04/23/2031	EUR	528	599,540
Aptiv Swiss Holdings Ltd. 4.25%, 06/11/2036		256	287,219
BMW US Capital LLC 4.30%, 03/17/2028(a)	U.S.$	58	57,913
4.40%, 03/19/2029(a)		58	57,858
4.65%, 03/19/2031(a)		58	57,578
5.00%, 03/19/2033(a)		58	57,316
BorgWarner, Inc. 1.00%, 05/19/2031	EUR	640	642,112
Ford Motor Credit Co. LLC 4.87%, 08/03/2027		557	651,710
4.97%, 04/06/2029	U.S.$	511	504,666
5.11%, 05/03/2029		1,085	1,075,350
5.42%, 04/09/2031		4,332	4,252,256
5.87%, 10/31/2035(d)		536	515,138
6.80%, 05/12/2028		200	206,037
7.35%, 03/06/2030		4,309	4,546,571
Series E 3.305%, 05/17/2029	EUR	2,676	3,015,595
General Motors Financial Co., Inc. 2.40%, 04/10/2028	U.S.$	1,120	1,074,036
4.90%, 10/06/2029		2,587	2,599,409
5.45%, 01/08/2036		74	72,895
5.55%, 07/15/2029		4,741	4,852,833
Hyundai Capital America 2.375%, 10/15/2027(a)		300	290,194
4.25%, 01/08/2029(a)		297	293,816
4.50%, 09/18/2030(a)		4,746	4,668,831
4.75%, 04/06/2029(a)		3,805	3,802,336
4.875%, 11/01/2027(a)		167	167,717
5.00%, 04/07/2031(a)		56	56,018
5.25%, 01/08/2027(a)		4,163	4,186,866
5.68%, 06/26/2028(a)		6,331	6,462,408
6.10%, 09/21/2028(a)		59	60,943
6.50%, 01/16/2029(a)		147	153,598
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	325,066
Lear Corp. 3.80%, 09/15/2027		686	679,703
Mercedes-Benz Finance North America LLC 4.125%, 03/10/2028(a)		432	429,939
Stellantis NV Series E 3.50%, 09/19/2030(a)	EUR	378	419,187

ABFunds.com	AB Global Bond Fund 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.25%, 06/16/2031(a)	EUR	500	$564,537
4.375%, 03/14/2030(a)		184	213,023
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	12,010	8,074,649
Traton Finance Luxembourg SA Series E 2.875%, 08/26/2028(a)	EUR	100	113,164
Volkswagen Financial Services AG 3.625%, 05/19/2029(a)		300	345,210
VW Credit Canada, Inc. 3.81%, 11/19/2030	CAD	350	249,145

			57,783,955

Consumer Cyclical - Entertainment – 0.1%
CPUK Finance Ltd. 5.88%, 08/28/2027(a)	GBP	100	133,259
6.14%, 08/28/2031(a)		100	134,398
Hasbro, Inc. 4.65%, 03/12/2031	U.S.$	2,876	2,843,054
Polaris, Inc. 5.60%, 03/01/2031		4,299	4,261,251
Universal Music Group NV Series E 4.00%, 06/13/2031(a)	EUR	342	398,995

			7,770,957

Consumer Cyclical - Other – 0.3%
Flutter Treasury DAC 4.00%, 06/04/2031(a)		4,913	5,489,250
5.875%, 06/04/2031(a)	U.S.$	414	408,168
6.125%, 06/04/2031(a)	GBP	2,882	3,693,472
Gohl Capital Ltd. 4.25%, 01/24/2027(a)	U.S.$	290	287,201
HOCHTIEF AG Series E 0.50%, 09/03/2027(a)	EUR	129	143,040
IHG Finance LLC Series E 3.625%, 09/27/2031(a)		202	228,990
4.375%, 11/28/2029(a)		343	404,258
Imerys SA Series E 1.875%, 03/31/2028(a)		200	223,730
JH North America Holdings, Inc. 6.125%, 07/31/2032(a)	U.S.$	65	64,911
Kingspan Securities Ireland DAC Series E 3.50%, 10/31/2031(a)	EUR	132	149,296
Las Vegas Sands Corp. 3.90%, 08/08/2029	U.S.$	410	395,558

28 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.90%, 06/01/2027	U.S.$	281	$284,710
Marriott International, Inc./MD 5.00%, 10/15/2027		232	234,118
5.10%, 05/01/2038		332	315,521
Sands China Ltd. 2.85%, 03/08/2029(d)		277	260,758
3.25%, 08/08/2031(d)		450	406,395
4.375%, 06/18/2030(d)		499	481,011
Sekisui House US, Inc. 6.00%, 01/15/2043		5,527	5,042,791

			18,513,178

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,208	5,096,944

Consumer Cyclical - Retailers – 0.1%
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)		460	417,792
Dollar General Corp. 3.50%, 04/03/2030		416	396,265
Dollarama, Inc. 5.53%, 09/26/2028	CAD	231	173,688
El Puerto de Liverpool SAB de CV 6.66%, 01/22/2037(a)	U.S.$	200	204,408
Genuine Parts Co. 4.95%, 08/15/2029		680	677,486
Lowe’s Cos., Inc. 1.70%, 09/15/2028		734	689,815
Pandora A/S Series E 4.50%, 04/10/2028(a)	EUR	350	410,741
Ralph Lauren Corp. 2.95%, 06/15/2030	U.S.$	564	531,346
Tapestry, Inc. 5.50%, 03/11/2035		660	662,051
Walmart, Inc. 4.50%, 09/09/2052		115	99,399

			4,262,991

Consumer Non-Cyclical – 1.8%
Abbott Laboratories 4.65%, 03/15/2036		59	57,643
4.75%, 03/15/2038		59	57,224
AbbVie, Inc. 3.775%, 03/03/2028		59	58,592
5.65%, 03/15/2066		109	106,103
Altria Group, Inc. 2.45%, 02/04/2032		746	654,621

ABFunds.com	AB Global Bond Fund 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.125%, 06/15/2031	EUR	7,556	$8,465,996
5.625%, 02/06/2035	U.S.$	500	512,044
5.80%, 02/14/2039		104	104,440
5.95%, 02/14/2049		670	649,501
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046		746	672,613
Anheuser-Busch InBev Finance, Inc. 4.90%, 02/01/2046		703	633,852
Anheuser-Busch InBev SA/NV Series E 1.65%, 03/28/2031(a)	EUR	690	729,422
3.70%, 04/02/2040(a)		288	311,973
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)		337	378,837
Astrazeneca Finance LLC 4.00%, 03/02/2031	U.S.$	379	372,462
BAT International Finance PLC Series E 2.25%, 01/16/2030(a)	EUR	143	156,959
4.125%, 04/12/2032(a)		11,373	13,202,253
6.00%, 11/24/2034(a)	GBP	79	104,696
BAT Netherlands Finance BV Series E 5.375%, 02/16/2031(a)	EUR	300	370,683
Baxter International, Inc. 1.30%, 05/15/2029		210	223,990
1.73%, 04/01/2031	U.S.$	811	678,532
1.915%, 02/01/2027		239	233,540
2.54%, 02/01/2032		800	673,828
Bayer AG 1.125%, 01/06/2030(a)	EUR	100	104,971
Series EMTF 1.375%, 07/06/2032(a)		600	594,625
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036(a)	U.S.$	200	198,731
Biogen, Inc. 2.25%, 05/01/2030		517	471,922
5.20%, 09/15/2045		337	303,578
6.45%, 05/15/2055		645	669,572
BMS Ireland Capital Funding DAC 4.58%, 11/10/2055	EUR	130	145,937
Bristol-Myers Squibb Co. 4.35%, 11/15/2047	U.S.$	705	580,781
4.55%, 02/20/2048		785	663,639
4.625%, 05/15/2044		10	8,773
5.55%, 02/22/2054		684	658,505

30 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

British American Tobacco PLC Series NC8 3.75%, 06/27/2029(a)(b)	EUR	477	$537,820
Bunge Ltd. Finance Corp. 4.80%, 03/19/2033	U.S.$	56	55,282
5.15%, 03/19/2036		56	55,232
Cardinal Health, Inc. 3.41%, 06/15/2027		686	678,009
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	199	232,984
Cencora, Inc. 2.70%, 03/15/2031	U.S.$	63	57,450
2.80%, 05/15/2030		725	675,886
3.95%, 02/13/2029		58	57,192
4.25%, 11/15/2030		58	56,938
4.625%, 12/15/2027		625	627,408
Cencosud SA 4.375%, 07/17/2027(a)		230	228,694
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	178,426
Coca-Cola Co. (The) 1.25%, 03/08/2031	EUR	526	550,469
CommonSpirit Health 3.35%, 10/01/2029	U.S.$	481	460,844
4.35%, 09/01/2030		3,816	3,762,271
5.32%, 12/01/2034		6,313	6,329,615
DH Europe Finance II SARL 2.60%, 11/15/2029		306	288,157
Electrolux AB Series E 4.50%, 09/29/2028(a)	EUR	389	457,527
Eli Lilly & Co. 4.95%, 02/27/2063	U.S.$	10	8,768
5.10%, 02/09/2064		893	802,258
5.20%, 08/14/2064		734	669,258
5.60%, 02/12/2065		645	631,174
5.65%, 10/15/2065		44	43,233
Flowers Foods, Inc. 5.75%, 03/15/2035		207	197,479
General Mills, Inc. 3.60%, 04/17/2032	EUR	13,835	15,735,943
Gilead Sciences, Inc. 5.50%, 11/15/2054	U.S.$	689	667,786
GlaxoSmithKline Capital PLC Series E 1.75%, 05/21/2030(a)	EUR	254	274,796
Haleon US Capital LLC 3.375%, 03/24/2029	U.S.$	420	408,452

ABFunds.com	AB Global Bond Fund 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

HCA, Inc. 3.50%, 09/01/2030	U.S.$	559	$530,804
4.30%, 11/15/2030		128	125,862
Heineken NV 3.50%, 01/29/2028(a)		698	687,204
Imperial Brands Finance PLC Series E 3.875%, 02/12/2034(a)	EUR	5,564	6,204,889
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)	U.S.$	490	450,187
J M Smucker Co. (The) 3.375%, 12/15/2027		699	687,179
Johnson & Johnson 3.20%, 06/01/2032	EUR	272	311,973
JT International Financial Services BV Series E 2.75%, 09/28/2033(a)	GBP	100	109,321
4.125%, 06/17/2035(a)	EUR	152	173,884
Keurig Dr. Pepper, Inc. 5.05%, 03/15/2029	U.S.$	383	387,025
Koninklijke Philips NV Series E 3.75%, 05/31/2032(a)	EUR	228	262,618
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	3,182	2,580,379
Louis Dreyfus Co. Finance BV 3.50%, 10/22/2031(a)	EUR	159	178,297
Maple Parent Holdings Corp. 3.88%, 03/26/2030(a)		4,508	5,183,875
Mars, Inc. 3.20%, 04/01/2030(a)	U.S.$	708	675,739
McKesson Corp. 4.65%, 05/30/2030		391	393,367
Medtronic, Inc. 4.20%, 10/15/2045	EUR	100	110,345
Merck & Co., Inc. 4.75%, 12/04/2035	U.S.$	58	56,923
4.90%, 05/17/2044		14	12,836
5.00%, 05/17/2053		617	555,929
5.15%, 05/17/2063		744	666,857
5.50%, 03/15/2046		58	56,871
5.55%, 12/04/2055		58	56,292
5.70%, 09/15/2055		556	552,009
5.70%, 12/04/2065		214	208,102
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	773	888,477
5.00%, 05/01/2042	U.S.$	432	388,207

32 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mylan, Inc. 4.55%, 04/15/2028	U.S.$	181	$179,998
5.40%, 11/29/2043		368	311,346
Nestle Capital Corp. 4.20%, 03/18/2031(a)		151	149,960
4.50%, 03/18/2033(a)		151	149,501
4.80%, 03/18/2036(a)		151	149,958
Nestle Finance International Ltd. Series E 1.75%, 11/02/2037(a)	EUR	441	409,827
2.80%, 05/29/2035(a)	CNH	34,880	5,103,224
Novartis Capital Corp. 2.20%, 08/14/2030	U.S.$	484	443,310
4.10%, 03/16/2029		589	588,413
4.10%, 11/05/2030		167	165,081
4.40%, 03/18/2031		288	287,971
4.40%, 05/06/2044		585	512,417
4.60%, 03/18/2033		58	57,758
5.60%, 03/18/2046		58	58,095
5.70%, 03/18/2056		58	58,370
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 05/19/2053		37	34,319
Pfizer, Inc. 5.70%, 11/15/2065		56	54,060
Philip Morris International, Inc. 1.75%, 11/01/2030		734	649,963
4.375%, 04/30/2030		304	302,539
5.625%, 11/17/2029		32	33,277
5.625%, 09/07/2033		267	278,535
6.375%, 05/16/2038		97	105,853
Royalty Pharma PLC 1.75%, 09/02/2027		707	681,170
Saputo, Inc. 5.49%, 11/20/2030	CAD	20,702	15,874,124
Sudzucker International Finance BV 4.125%, 01/29/2032(a)	EUR	353	407,151
Sutter Health Series 20A 2.29%, 08/15/2030	U.S.$
		189	172,286
Sysco Corp. 4.40%, 07/25/2031		227	220,055
4.95%, 03/25/2036		58	55,324
5.10%, 09/23/2030		299	301,362
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		612	556,119
5.00%, 11/26/2028		682	690,558
Utah Acquisition Sub, Inc. 5.25%, 06/15/2046		393	315,761

ABFunds.com	AB Global Bond Fund 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Viatris, Inc. 2.70%, 06/22/2030	U.S.$	760	$688,492

			121,081,817

Energy – 2.6%
Acciona Energia Financiacion Filiales SA Series E 5.125%, 04/23/2031(a)	EUR	500	604,255
Adnoc Murban Rsc Ltd. 5.125%, 09/11/2054(a)	U.S.$	200	171,476
Aker BP ASA Series E 1.125%, 05/12/2029(a)	EUR	601	643,315
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)	U.S.$	303	302,035
APA Infrastructure Ltd. Series E 2.00%, 07/15/2030(a)	EUR	352	379,675
Baker Hughes Holdings LLC 5.125%, 09/15/2040	U.S.$	717	686,531
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.23%, 03/11/2030	EUR	4,031	4,613,546
4.35%, 06/15/2031	U.S.$	4,685	4,624,704
4.49%, 05/01/2030		163	163,216
Boardwalk Pipelines LP 4.80%, 05/03/2029		665	668,115
BP Capital Markets PLC 3.25%, 04/10/2026(a)(b)	EUR	3,699	4,271,398
3.625%, 03/22/2029(a)(b)		8,895	10,135,548
4.25%, 03/22/2027(a)(b)	GBP	486	633,942
4.75%, 08/28/2029(a)	AUD	9,360	6,326,105
Series E 1.23%, 05/08/2031(a)	EUR	330	338,307
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	139,191
6.25%, 03/15/2038		634	666,970
Cheniere Energy, Inc. 5.20%, 07/30/2036(a)		1,507	1,490,364
Colonial Enterprises, Inc. 5.63%, 11/15/2035(a)		208	207,858
ConocoPhillips Co. 4.025%, 03/15/2062		210	151,238
4.70%, 01/15/2030		393	396,620
5.30%, 05/15/2053		346	320,082
5.65%, 01/15/2065		773	736,643
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		14,445	12,618,299

34 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.375%, 01/15/2028	U.S.$	204	$202,453
Enbridge Energy Partners LP 7.375%, 10/15/2045		579	661,645
Enbridge, Inc. 4.85%, 03/27/2031		58	58,222
5.45%, 03/27/2036		58	58,550
6.10%, 11/09/2032	CAD	16,978	13,448,951
Eni SpA 4.25%, 05/09/2029(a)	U.S.$	251	249,572
Series E 1.625%, 05/17/2028(a)	EUR	367	410,410
Enterprise Products Operating LLC 5.20%, 01/15/2036	U.S.$	66	66,353
5.375%, 02/15/2078		692	683,825
Series E 5.25%, 08/16/2077		96	95,145
EOG Resources, Inc. 4.95%, 04/15/2050		280	247,292
5.65%, 12/01/2054		199	193,812
5.95%, 07/15/2055		296	300,311
EQT Corp. 4.50%, 01/15/2029		2,279	2,272,445
7.50%, 06/01/2030		260	283,068
Halliburton Co. 4.75%, 08/01/2043		16	13,987
5.00%, 11/15/2045		752	666,707
6.70%, 09/15/2038		624	684,667
7.45%, 09/15/2039		51	59,624
Hanwha Energy USA Holdings Corp. 4.375%, 07/02/2028(a)		250	250,213
Harbour Energy PLC 6.33%, 04/01/2035(a)		149	152,402
Hess Corp. 7.125%, 03/15/2033		233	265,553
MPLX LP 5.30%, 04/01/2036		10,542	10,394,456
ONEOK Partners LP 6.65%, 10/01/2036		5,550	5,973,440
ONEOK, Inc. 4.25%, 09/24/2027		688	686,298
5.40%, 10/15/2035		8,912	8,856,045
5.625%, 01/15/2028(a)		668	676,466
ORLEN SA 6.00%, 01/30/2035(a)		380	387,125
Ovintiv, Inc. 7.375%, 11/01/2031		461	510,223
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(a)		230	238,338

ABFunds.com	AB Global Bond Fund 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Qatarenergy LNG S3 5.84%, 09/30/2027(a)	U.S.$	142	$142,091
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	211,233
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	970,475
3.25%, 11/24/2050(a)		410	255,241
4.25%, 04/16/2039(a)		330	284,503
5.75%, 07/17/2054(a)		242	221,672
5.875%, 07/17/2064(a)		280	254,433
Schlumberger Holdings Corp. 3.90%, 05/17/2028(a)		539	534,704
Shell Finance US, Inc. 4.375%, 05/11/2045		797	677,476
4.75%, 01/06/2036		57	56,006
5.50%, 03/25/2040(a)		380	383,547
Suncor Energy, Inc. 4.34%, 09/13/2046	CAD	474	300,914
6.85%, 06/01/2039	U.S.$	610	667,438
Targa Resources Corp. 4.35%, 01/15/2029		348	346,478
4.35%, 04/15/2031		5,672	5,553,501
5.20%, 07/01/2027		215	216,779
5.55%, 08/15/2035		302	304,622
5.65%, 02/15/2036		9,940	10,078,045
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 03/01/2030		684	690,800
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		280	258,440
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	234,430
Terega SASU 0.625%, 02/27/2028(a)	EUR	100	109,420
TotalEnergies Capital International SA Series E 1.99%, 04/08/2032(a)		300	317,664
3.50%, 03/03/2037(a)		100	109,524
TotalEnergies Capital SA 5.425%, 09/10/2064	U.S.$	671	622,484
TotalEnergies Capital USA LLC 4.86%, 01/13/2036		320	315,009
TotalEnergies SE 2.00%, 01/17/2027(a)(b)	EUR	11,880	13,528,327
2.00%, 06/04/2030(a)(b)		396	416,979
4.12%, 11/19/2029(a)(b)		548	629,976
Series NC7 1.625%, 10/25/2027(a)(b)		1,650	1,838,461

36 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	$173,112
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)	U.S.$	200	199,626
Var Energi ASA 6.50%, 05/22/2035(a)		3,927	4,145,267
7.50%, 01/15/2028(a)		6,774	7,078,104
Series E 5.50%, 05/04/2029(a)	EUR	191	230,786
Williams Cos., Inc. (The) 2.60%, 03/15/2031	U.S.$	757	685,154
4.85%, 03/01/2048		626	535,358
5.65%, 03/15/2033		1,348	1,394,463
Wintershall Dea Finance BV 1.82%, 09/25/2031(a)	EUR	12,200	12,423,282
Woodside Finance Ltd. 4.50%, 03/04/2029(a)	U.S.$	691	688,121
5.40%, 05/19/2030		75	76,590
5.70%, 09/12/2054		728	680,899
6.00%, 05/19/2035		6,467	6,720,671

			175,899,136

Other Industrial – 0.0%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		304	231,700
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	236,125
Ferguson Finance PLC 3.25%, 06/02/2030(a)		305	287,157
LKQ Corp. 5.75%, 06/15/2028		384	390,875
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	539	616,600

			1,762,457

Services – 0.7%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	430	388,961
2.80%, 11/28/2029(a)	CNH	97,910	14,524,591
5.25%, 05/26/2035	U.S.$	200	205,609
Amazon.com, Inc. 2.70%, 06/03/2060		673	366,734
3.25%, 05/12/2061		153	94,644
4.10%, 04/13/2062		885	657,793
4.25%, 08/22/2057		843	656,133
4.65%, 11/20/2035		58	56,795
5.45%, 11/20/2055		695	664,107
5.55%, 11/20/2065		448	422,353

ABFunds.com	AB Global Bond Fund 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.05%, 03/13/2076	U.S.$	3,497	$3,475,697
Booking Holdings, Inc. 3.75%, 03/01/2036	EUR	283	313,653
4.00%, 03/01/2044		156	161,639
4.50%, 11/15/2031		3,382	4,063,830
4.75%, 11/15/2034		241	291,673
Global Payments, Inc. 4.50%, 11/15/2028	U.S.$	149	147,619
4.55%, 03/15/2028		3,273	3,258,824
4.875%, 11/15/2030		2,928	2,874,021
4.875%, 03/17/2031	EUR	8,466	9,982,339
Meituan 4.50%, 04/02/2028(a)	U.S.$	200	199,727
4.50%, 05/05/2031(a)		260	252,829
MercadoLibre, Inc. 4.90%, 01/15/2033		350	337,781
S&P Global, Inc. 4.25%, 01/15/2031(a)		214	211,298

			43,608,650

Technology – 1.1%
Adobe, Inc. 2.30%, 02/01/2030	U.S.$	743	686,960
Alphabet, Inc. 4.40%, 02/15/2033		58	57,257
4.625%, 11/13/2032	GBP	7,279	9,363,924
5.25%, 05/15/2055	U.S.$	501	472,796
5.30%, 05/15/2065		1,148	1,057,594
5.45%, 11/15/2055		119	115,103
5.50%, 02/15/2046		58	57,536
5.65%, 02/15/2056		309	307,770
5.70%, 11/15/2075		7,096	6,871,747
Apple, Inc. 2.55%, 08/20/2060		1,215	649,895
2.85%, 08/05/2061		610	352,812
Baidu, Inc. 2.375%, 08/23/2031		320	287,530
2.70%, 03/12/2030(a)	CNH	47,140	6,969,156
3.00%, 03/12/2035(a)		46,220	6,842,110
Broadcom, Inc. 4.15%, 04/15/2032(a)	U.S.$	377	364,825
4.20%, 10/15/2030		278	274,836
4.30%, 01/15/2031		251	248,914
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		758	674,786
CDW LLC/CDW Finance Corp. 3.25%, 02/15/2029		436	415,131
Cisco Systems, Inc. 5.35%, 02/26/2064		415	383,164

38 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Constellation Software, Inc./Canada 5.16%, 02/16/2029(a)	U.S.$	83	$83,358
5.46%, 02/16/2034(a)		672	658,453
Fidelity National Information Services, Inc. 3.45%, 03/10/2030	EUR	2,789	3,186,335
4.45%, 03/10/2028	U.S.$	115	114,665
Fiserv, Inc. 4.50%, 05/24/2031	EUR	555	650,667
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)	U.S.$	200	183,113
Gartner, Inc. 3.625%, 06/15/2029(a)		722	677,995
4.50%, 07/01/2028(a)		694	682,039
Hewlett Packard Enterprise Co. 4.50%, 03/23/2028		58	58,006
4.60%, 03/23/2029		58	57,916
International Business Machines Corp. 4.00%, 02/03/2029		375	371,134
Intuit, Inc. 5.50%, 09/15/2053		316	290,642
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		448	422,410
Microsoft Corp. 2.675%, 06/01/2060		913	509,380
Open Text Corp. 6.90%, 12/01/2027(a)		653	670,368
Oracle Corp. 2.30%, 03/25/2028		257	244,920
2.80%, 04/01/2027		542	532,745
3.25%, 11/15/2027		495	483,050
4.10%, 03/25/2061		362	223,399
4.375%, 05/15/2055		400	264,395
4.50%, 07/08/2044		39	28,770
4.80%, 08/03/2028		644	644,245
4.80%, 09/26/2032		515	490,023
5.25%, 02/03/2032		34	33,427
5.95%, 09/26/2055		115	96,689
6.00%, 08/03/2055		379	317,770
6.10%, 09/26/2065		57	47,245
6.125%, 08/03/2065		247	204,496
6.90%, 11/09/2052		455	429,954
Salesforce, Inc. 1.95%, 07/15/2031		80	69,779
2.70%, 07/15/2041		678	462,260
3.05%, 07/15/2061		1,230	685,420
4.50%, 03/15/2028		55	55,016
4.65%, 03/15/2029		55	55,103

ABFunds.com	AB Global Bond Fund 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.90%, 09/15/2031	U.S.$	9,825	$9,811,669
5.20%, 03/15/2033		9,825	9,807,588
5.55%, 03/15/2036		55	54,834
6.70%, 03/15/2066		306	310,700
SK hynix, Inc. 6.50%, 01/17/2033(a)		210	228,927
Teleperformance SE Series E 4.25%, 01/21/2030(a)	EUR	200	229,102
TSMC Global Ltd. 1.375%, 09/28/2030(a)	U.S.$	540	475,448
2.25%, 04/23/2031(a)		790	713,583

			72,070,884

Transportation - Airlines – 0.0%
AS Mileage Plan IP Ltd. 5.31%, 10/20/2031(a)		173	169,417
Delta Air Lines, Inc. 5.25%, 07/10/2030		628	632,806
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		681	679,896
Southwest Airlines Co. 4.375%, 11/15/2028		107	105,636
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 10/15/2027		382	387,762

			1,975,517

Transportation - Railroads – 0.3%
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	209,144
CSX Corp. 4.75%, 11/15/2048	U.S.$	776	673,678
East Japan Railway Co. Series E 3.98%, 09/05/2032(a)	EUR	100	118,209
Guangzhou Metro Investment Finance BVI Ltd. Series E 2.15%, 08/19/2028(a)	CNH	13,520	1,956,593
2.15%, 09/04/2028(a)		91,460	13,235,285
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	360	340,620
5.875%, 07/05/2034(a)		212	216,640
MTR Corp., Ltd. Series E 3.05%, 09/20/2054(a)	CNH	40,000	5,975,449
Union Pacific Corp. 4.95%, 05/15/2053	U.S.$	315	280,734

			23,006,352

40 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	520	$453,960
3.83%, 02/02/2032(a)		290	255,502
4.375%, 07/03/2029(a)		200	191,000
AP Moller - Maersk A/S Series E 4.125%, 03/05/2036(a)	EUR	570	659,866
East Japan Railway Co. Series E 4.11%, 02/22/2043(a)		321	354,788
ENA Master Trust 4.00%, 05/19/2048(a)	U.S.$	490	385,684
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(a)		58	57,299
4.65%, 03/15/2031(a)		58	56,985
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	10,387	14,301,001
Series E 3.875%, 01/16/2036(a)	EUR	392	437,631
4.50%, 07/11/2033(a)		100	117,757
Motability Operations Group PLC Series E 4.875%, 01/17/2043(a)	GBP	100	110,392
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.55%, 01/15/2031(a)	U.S.$	58	57,324
Sats Treasury Pte. Ltd. Series G 4.83%, 01/23/2029(a)		200	201,946
Sydney Airport Finance Co. Pty Ltd. 5.25%, 03/26/2036(a)		213	211,243

			17,852,378

			729,139,424

Utility – 3.2%
Electric – 2.2%
Abu Dhabi National Energy Co. PJSC 4.75%, 03/09/2037(a)		200	187,504
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		680	621,180
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	8,045,570
AEP Transmission Co. LLC 5.40%, 03/15/2053		339	320,334
AES Andes SA 6.25%, 03/14/2032(a)		200	204,800
6.30%, 03/15/2029(a)		200	204,375
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		607	562,941

ABFunds.com	AB Global Bond Fund 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Alexander Funding Trust II 7.47%, 07/31/2028(a)	U.S.$	2,863	$3,014,212
American Electric Power Co., Inc. 6.95%, 12/15/2054		119	125,815
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		29	29,139
5.05%, 03/01/2035		319	318,225
Series AR 4.85%, 04/01/2036		204	199,951
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		152	138,505
DTE Energy Co. 4.875%, 06/01/2028		246	248,268
Duke Energy Carolinas LLC 5.25%, 03/15/2035		397	403,910
Duke Energy Corp. 3.75%, 04/01/2031	EUR	9,657	11,140,081
Duke Energy Indiana LLC Series DDDD 4.95%, 03/15/2036	U.S.$	216	212,693
E.ON SE Series E 0.75%, 02/20/2028(a)	EUR	390	431,280
Edison International 4.80%, 03/15/2031	U.S.$	59	57,614
5.25%, 11/15/2028		247	248,845
5.75%, 06/15/2027		218	219,793
EDP SA 4.625%, 09/16/2054(a)	EUR	400	460,175
Series E 4.75%, 05/29/2054(a)		2,100	2,439,421
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)		2,567	2,959,364
3.50%, 07/21/2031(a)		11,600	13,319,302
Electricite de France SA Series E 7.50%, 09/06/2028(a)(b)		400	493,856
Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,161,551
Emera US Finance LLC 4.50%, 04/01/2029	U.S.$	55	54,915
5.20%, 04/01/2033		55	54,713
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)		220	201,326
EnBW Energie Baden-Wuerttemberg AG 3.625%, 02/10/2056(a)	EUR	13,800	15,204,547
ENEL Finance International NV 2.125%, 07/12/2028(a)(d)	U.S.$	702	665,063

42 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.625%, 05/25/2027(a)	U.S.$	1,147	$1,136,690
4.125%, 09/30/2028(a)		494	489,534
5.75%, 09/30/2055(a)		698	648,545
6.00%, 10/07/2039(a)		303	306,300
Series E 0.875%, 01/17/2031(a)	EUR	8,670	8,832,689
1.00%, 10/20/2027(a)	GBP	100	124,346
3.00%, 02/24/2031(a)	EUR	1,884	2,120,346
Enel SpA 4.25%, 01/14/2030(a)(b)		5,000	5,700,059
Series E 5.75%, 06/22/2037(a)	GBP	96	122,644
6.375%, 04/16/2028(a)(b)	EUR	5,000	5,997,909
Engie SA 1.50%, 05/30/2028(a)(b)		100	110,080
5.125%, 03/14/2033(a)(b)		200	235,273
Entergy Corp. 6.10%, 06/15/2056	U.S.$	319	314,344
Entergy Louisiana LLC 5.65%, 04/15/2056		325	312,440
Entergy Mississippi LLC 5.05%, 04/15/2036		60	59,039
Eversource Energy 3.375%, 03/01/2032		642	588,803
4.60%, 07/01/2027		558	558,623
5.45%, 03/01/2028		568	577,584
Series A 6.10%, 08/15/2056		1,737	1,714,678
Series B 6.35%, 08/15/2056		48	47,347
FirstEnergy Pennsylvania Electric Co. 4.55%, 03/15/2031(a)		58	57,792
Florida Power & Light Co. 5.30%, 04/01/2053		130	122,189
Iberdrola Finanzas SA 5.38%, 11/28/2030(a)	AUD	1,700	1,154,878
Series E 4.25%, 05/28/2030(a)(b)	EUR	500	575,740
Iberdrola International BV Series NC8 2.25%, 01/28/2029(a)(b)		700	765,661
Series NC9 1.825%, 08/09/2029(a)(b)		3,800	4,052,671
ITC Holdings Corp. 4.875%, 04/15/2031(a)	U.S.$	265	265,013
4.95%, 09/22/2027(a)		661	664,198
Kallpa Generacion SA 5.875%, 01/30/2032(a)		330	337,468

ABFunds.com	AB Global Bond Fund 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LG Energy Solution Ltd. 5.375%, 04/02/2030(a)	U.S.$	490	$494,082
5.875%, 04/02/2036(a)		500	495,688
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		532	536,960
Minejesa Capital BV 4.625%, 08/10/2030(a)		837	824,652
National Grid PLC Series E 0.55%, 09/18/2029(a)	EUR	3,731	3,901,682
National Rural Utilities Cooperative Finance Corp. Series D 4.15%, 08/25/2028	U.S.$	260	259,146
NextEra Energy Capital Holdings, Inc. 3.62%, 02/10/2034	EUR	1,908	2,157,615
4.50%, 05/15/2056		404	449,452
4.80%, 12/01/2077	U.S.$	687	671,340
4.90%, 02/28/2028		147	148,258
Niagara Energy SAC 5.75%, 10/03/2034(a)		390	390,254
Niagara Mohawk Power Corp. 4.65%, 10/03/2030(a)		195	194,236
5.11%, 01/12/2036(a)		287	281,951
5.29%, 01/17/2034(a)		128	128,272
5.66%, 01/17/2054(a)		30	28,209
Northern States Power Co/MN 5.55%, 05/15/2056		324	314,370
Ohio Edison Co. 4.95%, 12/15/2029(a)		98	99,128
Oklahoma Gas & Electric Co. 5.90%, 04/01/2056		267	266,857
Oncor Electric Delivery Co. LLC 4.50%, 03/15/2031(a)		55	54,706
5.90%, 03/15/2056(a)		165	164,856
PacifiCorp 3.30%, 03/15/2051		356	220,552
4.125%, 01/15/2049		429	312,364
4.15%, 02/15/2050		69	50,285
4.65%, 04/15/2029		55	54,963
5.10%, 02/15/2029		23	23,302
5.10%, 04/15/2031		2,452	2,458,773
5.35%, 12/01/2053		429	366,985
5.45%, 04/15/2033		55	55,152
5.50%, 05/15/2054		942	824,607
5.75%, 04/01/2037		281	277,675
5.80%, 04/15/2036		2,893	2,915,385
5.80%, 01/15/2055		216	197,372
6.00%, 01/15/2039		26	25,830
6.35%, 07/15/2038		110	112,515
7.125%, 08/15/2056		6,572	6,218,347

44 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PECO Energy Co. 4.875%, 09/15/2035	U.S.$	209	$207,026
Pertamina Geothermal Energy PT 5.15%, 04/27/2028(a)		250	251,445
Progress Energy, Inc. 7.75%, 03/01/2031		609	686,834
Public Service Co. of Colorado 4.15%, 03/13/2029		5,076	5,061,297
5.15%, 09/15/2035		417	415,447
5.35%, 05/15/2034		301	306,356
Public Service Co. of Oklahoma 5.20%, 01/15/2035		267	265,743
RH International Singapore Corp. Pte. Ltd. Series E 4.50%, 03/27/2028(a)		200	197,826
San Diego Gas & Electric Co. 5.40%, 04/15/2035		404	410,899
Series DDDD 5.20%, 03/15/2036		58	57,829
Series EEEE 5.95%, 03/15/2056		9,466	9,486,875
Southern California Edison Co. 5.50%, 03/15/2040		330	317,928
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)		430	433,629
Vistra Operations Co. LLC 4.70%, 01/31/2031(a)		321	315,934
5.05%, 12/30/2026(a)		71	71,220
Wisconsin Electric Power Co. 3.95%, 03/01/2029		226	223,687

			148,627,947

Natural Gas – 0.3%
Boston Gas Co. 3.00%, 08/01/2029(a)		415	394,114
Brooklyn Union Gas Co. (The) 5.46%, 03/16/2036(a)		55	54,468
Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	13,044	13,407,868
3.75%, 04/16/2033(a)		266	301,591
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	120	155,797
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	217,708
National Grid North America, Inc. Series E 1.05%, 01/20/2031(a)	EUR	1,302	1,333,138

ABFunds.com	AB Global Bond Fund 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.25%, 11/25/2029(a)	EUR	1,664	$1,905,142
3.63%, 09/03/2031(a)		2,987	3,435,533
Southern California Gas Co. 5.60%, 04/01/2054	U.S.$	291	277,585
6.00%, 06/15/2055		353	354,620
Southern Gas Networks PLC Series E 6.25%, 05/07/2039(a)	GBP	100	128,096

			21,965,660

Other Utility – 0.7%
Anglian Water Services Financing PLC Series A5 6.29%, 07/30/2030(a)		1,990	2,693,200
Series G 5.375%, 11/10/2033(a)		100	126,758
5.875%, 06/20/2031(a)		4,002	5,325,413
6.00%, 06/20/2039(a)		100	123,009
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)	U.S.$	198	207,460
Severn Trent Utilities Finance PLC Series E 3.875%, 08/04/2037(a)	EUR	328	364,218
Suez SACA Series E 4.50%, 11/13/2033(a)		14,000	16,620,922
4.625%, 11/03/2028(a)		400	474,575
6.625%, 10/05/2043(a)	GBP	100	131,554
Veolia Environnement SA 5.99%, 11/22/2028(a)(b)	EUR	200	240,729
Series E 1.625%, 09/17/2030(a)		1,200	1,271,943
1.625%, 09/21/2032(a)		3,400	3,424,044
3.32%, 06/17/2032(a)		7,100	7,993,356
4.32%, 10/24/2032(a)(b)		8,300	9,309,445
Yorkshire Water Finance PLC 6.375%, 08/19/2039	GBP	64	81,173

			48,387,799

			218,981,406

Total Corporates - Investment Grade (cost $1,705,460,645)			1,709,900,252

MORTGAGE PASS-THROUGHS – 13.8%
Agency Fixed Rate 30-Year – 13.8%
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035	U.S.$	4	3,994

46 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2007 5.50%, 09/01/2036	U.S.$	2	$2,535
5.50%, 08/01/2037		3	2,853
Series 2008 5.50%, 03/01/2037		1	1,245
Series 2017 3.50%, 06/01/2047		9	8,393
3.50%, 08/01/2047		15	13,947
3.50%, 10/01/2047		116	107,855
3.50%, 01/01/2048		5	4,986
Series 2018 3.50%, 01/01/2048		4	3,597
3.50%, 02/01/2048		118	109,999
3.50%, 03/01/2048		2,945	2,743,296
3.50%, 05/01/2048		11	10,234
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		29,875	29,798,709
Series 2026 2.50%, 04/01/2056, TBA		77,474	66,511,228
3.00%, 04/01/2056, TBA		121,729	108,554,287
3.50%, 04/01/2056, TBA		34,250	31,386,801
4.00%, 04/01/2056, TBA		17,468	16,343,156
4.50%, 04/01/2056, TBA		72,403	69,829,912
5.00%, 04/01/2056, TBA		161,100	159,411,171
5.50%, 04/01/2056, TBA		217,834	219,038,308
6.00%, 04/01/2056, TBA		33,278	33,826,710
Uniform Mortgage-Backed Security Series 2026 2.00%, 04/01/2056, TBA		40,772	32,769,122
2.50%, 04/01/2056, TBA		64,938	54,588,506
5.00%, 04/01/2056, TBA		31,698	31,243,842
5.50%, 04/01/2056, TBA		31,149	31,279,258
6.00%, 04/01/2056, TBA		24,605	25,071,899
6.50%, 04/01/2056, TBA		9,793	10,127,752

Total Mortgage Pass-Throughs (cost $927,464,384)			922,793,595

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Risk Share Floating Rate – 1.7%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 4.76% (CME Term SOFR + 1.10%), 01/25/2045(a)(c)		2,345	2,343,225
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.21% (CME Term SOFR + 1.55%), 10/25/2041(a)(c)		379	379,613

ABFunds.com	AB Global Bond Fund 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-R03, Class 2M2 7.56% (CME Term SOFR + 3.90%), 04/25/2043(a)(c)	U.S.$	1,202	$1,258,459
Series 2023-R04, Class 1M1 5.96% (CME Term SOFR + 2.30%), 05/25/2043(a)(c)		3,648	3,716,327
Series 2023-R05, Class 1M1 5.56% (CME Term SOFR + 1.90%), 06/25/2043(a)(c)		2,517	2,531,821
Series 2024-R04, Class 1M1 4.76% (CME Term SOFR + 1.10%), 05/25/2044(a)(c)		1,097	1,096,609
Series 2025-R02, Class 1A1 4.66% (CME Term SOFR + 1.00%), 02/25/2045(a)(c)		2,522	2,519,973
Series 2025-R03, Class 2A1 5.11% (CME Term SOFR + 1.45%), 03/25/2045(a)(c)		1,625	1,628,215
Series 2025-R05, Class 2A1 4.66% (CME Term SOFR + 1.00%), 07/25/2045(a)(c)		6,552	6,539,876
Series 2025-R06, Class 1A1 4.56% (CME Term SOFR + 0.90%), 09/25/2045(a)(c)		5,846	5,816,573
Series 2025-R06, Class 1M1 4.61% (CME Term SOFR + 0.95%), 09/25/2045(a)(c)		7,013	6,991,079
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.31% (CME Term SOFR + 1.65%), 01/25/2034(a)(c)		1,353	1,352,942
Series 2021-DNA6, Class M2 5.16% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		11,544	11,555,020
Series 2021-DNA7, Class M1 4.51% (CME Term SOFR + 0.85%), 11/25/2041(a)(c)		72	72,048
Series 2021-DNA7, Class M2 5.46% (CME Term SOFR + 1.80%), 11/25/2041(a)(c)		13,277	13,310,146
Series 2021-HQA4, Class M2 6.01% (CME Term SOFR + 2.35%), 12/25/2041(a)(c)		6,919	6,966,598
Series 2022-DNA3, Class M2 8.01% (CME Term SOFR + 4.35%), 04/25/2042(a)(c)		4,004	4,120,482

48 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-DNA1, Class M1A 5.76% (CME Term SOFR + 2.10%), 03/25/2043(a)(c)	U.S.$	7,609	$7,680,039
Series 2023-DNA2, Class M1A 5.76% (CME Term SOFR + 2.10%), 04/25/2043(a)(c)		7,079	7,142,808
Series 2023-DNA2, Class M1B 6.91% (CME Term SOFR + 3.25%), 04/25/2043(a)(c)		2,664	2,764,535
Series 2024-DNA2, Class A1 4.91% (CME Term SOFR + 1.25%), 05/25/2044(a)(c)		1,723	1,723,780
Series 2024-DNA2, Class M1 4.86% (CME Term SOFR + 1.20%), 05/25/2044(a)(c)		2,919	2,917,412
Series 2024-HQA2, Class M1 4.86% (CME Term SOFR + 1.20%), 08/25/2044(a)(c)		4,194	4,192,088
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-HQA2 Series 2023-HQA2, Class M1B 7.01% (CME Term SOFR + 3.35%), 06/25/2043(a)(c)		6,000	6,127,149
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 4.61% (CME Term SOFR + 0.95%), 01/25/2045(a)(c)		3,373	3,367,186
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.76% (CME Term SOFR + 1.10%), 05/25/2045(a)(c)		1,544	1,544,101
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.61% (CME Term SOFR + 0.95%), 02/25/2045(a)(c)		2,613	2,612,859

			112,270,963

Non-Agency Fixed Rate – 1.5%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036(c)		1,160	559,633
Series 2006-26CB, Class A6 6.25%, 09/25/2036		108	48,377
Series 2006-26CB, Class A8 6.25%, 09/25/2036		405	180,717

ABFunds.com	AB Global Bond Fund 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2006-J1, Class 1A11 5.50%, 02/25/2036	U.S.$	530	$348,595
Series 2007-15CB, Class A19 5.75%, 07/25/2037		231	126,617
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(a)		3,444	3,469,084
Series 2025-6, Class A1 5.515%, 04/25/2070(a)		6,404	6,424,926
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.59%, 09/25/2047		180	163,399
Series 2007-3, Class A30 5.75%, 04/25/2037		761	321,408
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.49%, 03/25/2037		93	81,001
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.54%, 05/25/2070(a)		4,439	4,454,918
Series 2025-8, Class A1 5.48%, 08/25/2070(a)		4,786	4,799,688
Cross Mortgage Trust Series 2025-H4, Class A1 5.60%, 06/25/2070(a)		5,353	5,377,383
Series 2025-H7, Class A1 4.93%, 09/25/2070(a)		5,297	5,262,438
FIGRE Trust Series 2026-HE1, Class A 4.98%, 01/25/2056(a)		6,992	6,923,139
GCAT Trust Series 2025-NQM2, Class A1 5.60%, 04/25/2070(a)		3,826	3,841,458
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		6,417	6,386,621
OBX Trust Series 2025-NQM8, Class A1 5.47%, 03/25/2065(a)		3,081	3,091,428
Series 2025-NQM10, Class A1 5.45%, 05/25/2065(a)		8,548	8,573,335
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.03%, 11/25/2055(a)		9,851	9,797,892
Series 2026-CES2, Class A1A 4.76%, 02/25/2056(a)		11,589	11,441,809

50 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035	U.S.$	346	$306,810
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		3,453	3,406,227
Verus Securitization Trust Series 2025-1, Class A1B 5.62%, 01/25/2070(a)		1,968	1,975,114
Series 2025-4, Class A1 5.45%, 05/25/2070(a)		6,735	6,756,317
Series 2025-5, Class A1 5.43%, 06/25/2070(a)		4,213	4,224,504
Series 2025-6, Class A1 5.42%, 07/25/2070(a)		1,818	1,822,960
Series 2025-R1, Class A1 5.40%, 05/25/2065(a)		2,209	2,213,421
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.02%, 12/28/2037		446	405,606

			102,784,825

Non-Agency Floating Rate – 0.8%
Angel Oak Mortgage Trust Series 2025-9, Class A1 5.14%, 08/25/2070(a)		3,631	3,620,837
Series 2025-10, Class A1 4.96%, 09/25/2070(a)(c)		5,730	5,694,763
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.50%, 02/25/2065(a)		1,704	1,708,918
Series 2025-NQM7, Class A1 5.46%, 07/25/2065(a)		2,712	2,719,180
COLT Mortgage Loan Trust Series 2025-10, Class A1 5.09%, 10/25/2070(a)		4,966	4,947,120
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.04% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(c)		527	114,686
HOMES Trust Series 2025-AFC4, Class A1 5.15%, 11/25/2060(a)		6,729	6,715,040
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(a)		4,089	4,103,210
Series 2025-NQM5, Class A1 5.44%, 07/25/2070(a)(c)		2,752	2,757,417

ABFunds.com	AB Global Bond Fund 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2025-NQM9, Class A1 5.02%, 09/25/2070(a)	U.S.$	4,460	$4,436,780
OBX Trust Series 2026-NQM5, Class A1 5.32%, 01/25/2066(a)		3,147	3,146,974
Santander Mortgage Asset Receivable Trust Series 2026-NQM2, Class A1 4.70%, 01/25/2066(a)		8,913	8,814,406
Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(a)(c)		3,225	3,206,753

			51,986,084

Total Collateralized Mortgage Obligations (cost $269,394,717)			267,041,872

COLLATERALIZED LOAN OBLIGATIONS – 3.5%
CLO - Floating Rate – 3.5%
AGL CLO 16 Ltd. Series 2021-16A, Class AR 4.62% (CME Term SOFR 3 Month + 0.95%), 01/20/2035(a)(c)		5,410	5,406,202
Series 2021-16A, Class BR 5.07% (CME Term SOFR 3 Month + 1.40%), 01/20/2035(a)(c)		6,310	6,240,401
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.98% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a)(c)		11,307	11,261,747
Allegany Park CLO Ltd. Series 2019-1A, Class ARR 4.77% (CME Term SOFR 3 Month + 1.10%), 01/20/2035(a)(c)		4,950	4,943,060
Apidos CLO XXXII Series 2019-32A, Class A1R 4.77% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(a)(c)		5,698	5,706,025
Series 2019-32A, Class B1R 5.17% (CME Term SOFR 3 Month + 1.50%), 01/20/2033(a)(c)		980	979,180
Apidos CLO XXXV Series 2021-35A, Class A 4.98% (CME Term SOFR 3 Month + 1.31%), 04/20/2034(a)(c)		5,030	5,030,015
Bain Capital Credit CLO Ltd. Series 2020-1A, Class BRR 5.17% (CME Term SOFR 3 Month + 1.50%), 04/18/2033(a)(c)		5,857	5,839,939

52 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Benefit Street Partners CLO 48 Ltd. Series 2026-48A, Class B 5.11% (CME Term SOFR 3 Month + 1.40%), 04/20/2039(a)(c)	U.S.$	6,692	$6,684,835
Chenango Park CLO Ltd. Series 2018-1A, Class BR 5.47% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(a)(c)		1,561	1,562,548
Clover CLO LLC Series 2021-3A, Class BR 5.12% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a)(c)		10,031	9,944,160
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.76% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(a)(c)		21,165	21,137,697
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R 4.82% (CME Term SOFR 3 Month + 1.15%), 04/22/2035(a)(c)		4,900	4,899,868
Galaxy 36 CLO Ltd. Series 2025-36A, Class A1 5.01% (CME Term SOFR 3 Month + 1.23%), 10/15/2038(a)(c)		20,050	19,997,409
Invesco CLO Ltd. Series 2021-1A, Class A1 4.93% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a)(c)		5,500	5,494,274
Series 2021-2A, Class AR 4.77% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a)(c)		4,439	4,435,087
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.12% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a)(c)		5,996	5,981,582
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 4.62% (CME Term SOFR 3 Month + 0.95%), 07/16/2036(a)(c)		5,063	5,049,141
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class BR 5.17% (CME Term SOFR 3 Month + 1.50%), 01/20/2037(a)(c)		5,005	4,998,754
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 4.96% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a)(c)		18,000	18,001,584

ABFunds.com	AB Global Bond Fund 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Neuberger Berman Loan Advisers CLO 63 Ltd. Series 2026-63A, Class B 5.12% (CME Term SOFR 3 Month + 1.40%), 04/16/2039(a)(c)	U.S.$	4,040	$4,020,541
New Mountain CLO 9 Ltd. Series CLO-9A, Class B 5.28% (CME Term SOFR 3 Month + 1.57%), 04/22/2039(a)(c)		4,000	3,995,892
OCP CLO Ltd. Series 2021-23A, Class B1R2 5.12% (CME Term SOFR 3 Month + 1.45%), 01/17/2039(a)(c)		10,815	10,678,623
Series 2026-49A, Class B1 5.08% (CME Term SOFR 3 Month + 1.40%), 04/16/2039(a)(c)		3,961	3,955,857
Palmer Square CLO Ltd. Series 2026-1A, Class A 4.86% (CME Term SOFR 3 Month + 1.19%), 04/20/2039(a)(c)		5,583	5,582,710
Series 2026-1A, Class B 5.07% (CME Term SOFR 3 Month + 1.40%), 04/20/2039(a)(c)		4,007	4,004,312
Pikes Peak CLO 6 Series 2020-6A, Class ARR 4.595% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(a)(c)		4,899	4,890,885
Series 2020-6A, Class BRR 5.105% (CME Term SOFR 3 Month + 1.45%), 05/18/2034(a)(c)		2,286	2,281,219
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.10% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(c)		4,750	4,744,818
Regatta XX Funding Ltd. Series 2021-2A, Class AR 4.85% (CME Term SOFR 3 Month + 1.18%), 01/15/2038(a)(c)		6,150	6,134,699
Rockford Tower CLO Ltd. Series 2018-2A, Class A 5.09% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a)(c)		1,412	1,412,443
Trestles CLO X Ltd. Series 2026-10A, Class A1 4.86% (CME Term SOFR 3 Month + 1.18%), 04/20/2039(a)(c)		6,598	6,594,596
Trinitas CLO XXXV Ltd. Series 2026-35A, Class A1 4.89% (CME Term SOFR 3 Month + 1.22%), 01/22/2039(a)(c)		2,502	2,501,625

54 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2026-35A, Class B 5.17% (CME Term SOFR 3 Month + 1.50%), 01/22/2039(a)(c)	U.S.$	1,262	$1,259,804
VERDE CLO Ltd. Series 2019-1A, Class ARR 4.78% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a)(c)		2,026	2,026,650
Voya CLO Ltd. Series 2024-7A, Class A1 4.98% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(a)(c)		10,950	10,951,905
Series 2025-5A, Class B 5.22% (CME Term SOFR 3 Month + 1.55%), 01/15/2039(a)(c)		3,234	3,197,216

Total Collateralized Loan Obligations (cost $232,320,139)			231,827,303

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.2%
Non-Agency Floating Rate CMBS – 2.6%
ALA Trust Series 2025-OANA, Class A 5.42% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a)(c)		18,761	18,808,033
BAMLL Trust Series 2025-ASHF, Class A 5.52% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(a)(c)		17,283	17,295,561
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.52% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a)(c)		10,499	10,495,764
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A 5.27% (CME Term SOFR 1 Month + 1.60%), 12/15/2042(a)(c)		11,714	11,721,321
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 5.165% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a)(c)		2,360	2,361,795
Series 2026-CSMO, Class A 5.07% (CME Term SOFR 1 Month + 1.40%), 02/15/2043(a)(c)		10,260	10,256,806
BX Trust Series 2025-DELC, Class A 5.22% (CME Term SOFR 1 Month + 1.55%), 12/15/2042(a)(c)		3,085	3,087,780

ABFunds.com	AB Global Bond Fund 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2025-GW, Class A 5.27% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(a)(c)	U.S.$	5,057	$5,056,994
Series 2025-VOLT, Class A 5.37% (CME Term SOFR 1 Month + 1.70%), 12/15/2044(a)(c)		11,772	11,735,213
Great Wolf Trust Series 2024-WLF2, Class A 5.36% (CME Term SOFR 1 Month + 1.69%), 05/15/2041(a)(c)		2,316	2,315,997
Series 2024-WOLF, Class A 5.215% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(c)		16,019	16,013,994
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.065% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a)(c)		8,158	8,152,901
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.21% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a)(c)		4,181	4,178,387
KIND Trust Series 2021-KIND, Class A 4.74% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a)(c)		3,015	2,999,755
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.25% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(c)		10,690	10,387,670
Series 2022-JERI, Class A 5.22% (CME Term SOFR 1 Month + 1.55%), 01/15/2039(a)(c)		8,113	7,234,172
NJ Trust Series 2023-GSP, Class A 6.48%, 01/06/2029(a)		6,238	6,464,226
ORL Trust Series 2024-GLKS, Class A 5.165% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a)(c)		11,956	11,955,523
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.115% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a)(c)		15,630	15,422,916

			175,944,808

Non-Agency Fixed Rate CMBS – 0.6%
BAHA Trust Series 2024-MAR, Class A 5.57%, 12/10/2041(a)(c)		5,000	5,101,966

56 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Commercial Mortgage Trust Series 2012-CR3, Class D 4.43%, 10/15/2045(a)	U.S.$	2,322	$1,927,028
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 5.45%, 01/15/2041(a)		1,329	1,344,838
Fashion Show Mall LLC Series 2024-SHOW, Class A 4.76%, 10/10/2041(a)		8,992	9,045,580
GSMS Trust Series 2026-DAWN, Class A 5.82%, 04/10/2043(a)		5,033	5,012,518
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.44%, 10/15/2042(a)		8,900	8,859,448
NYC Commercial Mortgage Trust Series 2025-28L, Class A 4.67%, 11/05/2038(a)		3,263	3,249,208
WB Commercial Mortgage Trust Series 2024-HQ, Class A 5.54%, 03/15/2040(a)		4,000	4,005,858

			38,546,444

Total Commercial Mortgage-Backed Securities (cost $215,742,784)			214,491,252

ASSET-BACKED SECURITIES – 2.7%
Other ABS - Fixed Rate – 1.8%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)		4,372	4,348,680
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(a)		4,022	4,030,568
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		798	803,013
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(a)		3,917	3,913,811
BHG Securitization Trust Series 2023-B, Class A 6.92%, 12/17/2036(a)		887	917,383
Series 2025-1CON, Class A 4.82%, 04/17/2036(a)		3,564	3,545,764
Series 2025-2CON, Class B 5.17%, 09/17/2036(a)		8,950	8,987,730

ABFunds.com	AB Global Bond Fund 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(a)	U.S.$	3,011	$3,031,936
Series 2025-1, Class B 4.69%, 10/14/2032(a)		1,283	1,289,595
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(a)		3,879	3,887,463
Series 2024-1A, Class B 4.79%, 08/20/2032(a)		261	261,578
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(a)		3,281	3,310,669
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		619	621,174
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		346	347,001
Series 2025-2, Class B 4.66%, 04/15/2036(a)		6,400	6,372,202
FIP Master Funding LLC Series 2025-1A, Class A1 4.98%, 10/15/2055(a)		3,315	3,279,440
Hilton Grand Vacations Trust Series 2025-1A, Class A 4.88%, 05/27/2042(a)		687	689,594
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		1,716	1,738,661
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(a)		1,599	1,601,698
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(a)		4,664	4,699,949
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	7,270,326
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		569	570,926
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a)(c)		1,269	1,275,137
Series 2025-1A, Class B 5.20%, 07/20/2032(a)(c)		2,889	2,909,502
Series 2026-1A, Class B 4.75%, 07/20/2033(a)		3,905	3,891,646

58 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PK Alift Loan Funding 8 LP Series 2026-1, Class A 4.61%, 09/15/2043(a)	U.S.$	14,312	$14,129,810
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		1,507	1,510,744
Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		10,770	10,970,811
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		1,695	1,708,776
SoFi Consumer Loan Program Trust Series 2025-2, Class B 4.97%, 06/25/2034(a)		3,941	3,952,510
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(a)		12,994	12,973,780
Series 2026-1A, Class B 4.90%, 06/20/2033(a)		908	905,984

			119,747,861

Autos - Fixed Rate – 0.7%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.68%, 05/17/2032(a)		1,732	1,758,345
Series 2024-B, Class B 5.12%, 09/15/2032(a)		1,158	1,165,790
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		1,781	1,807,476
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		8,260	8,307,287
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		8,465	8,529,543
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		1,070	1,072,708
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.04%, 07/25/2031(a)		2,412	2,429,915
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(a)		5,305	5,326,727
Tesla Auto Lease Trust Series 2024-B, Class A4 4.88%, 06/20/2028(a)		3,521	3,535,178

ABFunds.com	AB Global Bond Fund 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2024-B, Class B 5.11%, 08/21/2028(a)	U.S.$	8,017	$8,056,347
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		1,403	1,415,518

			43,404,834

Other ABS - Floating Rate – 0.2%
Capital Street Master Trust Series 2024-1, Class A 5.02% (CME Term SOFR + 1.35%), 10/16/2028(a)(c)		3,929	3,930,702
Series 2025-1, Class A 4.77% (CME Term SOFR + 1.10%), 08/16/2029(a)(c)		5,997	5,986,563
PFS Financing Corp. Series 2025-C, Class A 4.62% (CME Term SOFR + 0.95%), 04/15/2029(a)(c)		4,293	4,306,378

			14,223,643

Total Asset-Backed Securities (cost $177,861,774)			177,376,338

COVERED BONDS – 2.4%
Bank of Nova Scotia (The) Series E 0.375%, 03/26/2030(a)	EUR	5,000	5,204,416
BPCE SFH SA 3.00%, 10/17/2029(a)		1,100	1,268,689
Series E 0.01%, 05/27/2030(a)		15,000	15,251,811
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		12,300	14,151,888
Caisse Francaise de Financement Local SA 0.01%, 02/22/2028(a)		7,100	7,763,125
0.01%, 04/27/2029(a)		700	737,754
Series E 3.00%, 10/02/2028(a)		1,100	1,271,080
Cie de Financement Foncier SA 2.625%, 03/05/2030(a)		2,300	2,610,153
Series E 2.50%, 06/28/2029(a)		9,600	10,908,598
Commonwealth Bank of Australia Series E 0.75%, 02/28/2028(a)		4,795	5,318,777
0.875%, 02/19/2029(a)		13,000	14,162,466
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,845,269

60 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 0.01%, 04/12/2028(a)	EUR	1,900	$2,069,927
0.875%, 08/31/2027(a)		1,900	2,135,224
3.375%, 09/04/2028(a)		8,400	9,792,950
Credit Mutuel Home Loan SFH SA Series E 3.25%, 04/20/2029(a)		4,000	4,653,960
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	19,027,633
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	12,565,491
Series E 1.125%, 05/31/2028(a)		1,570	1,744,767
Santander UK PLC Series E 3.00%, 03/12/2029(a)		7,500	8,648,076
Societe Generale SFH SA 0.125%, 07/18/2029(a)		9,200	9,665,832
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	10,858,387

Total Covered Bonds (cost $158,555,945)			161,656,273

CORPORATES - NON-INVESTMENT GRADE – 1.9%
Industrial – 1.7%
Basic – 0.1%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		5,117	4,943,030

Capital Goods – 0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, 12/15/2030(a)		4,935	5,814,869

Communications - Media – 0.1%
Virgin Media Secured Finance PLC 5.25%, 05/15/2029(a)	GBP	5,000	6,332,476

Communications - Telecommunications – 0.4%
Fibercop SpA 4.75%, 06/30/2030(a)	EUR	10,115	11,595,380
Vmed O2 UK Financing I PLC 5.625%, 04/15/2032(a)		2,600	2,758,710
Vodafone Group PLC 3.00%, 08/27/2080(a)		2,775	3,019,579

ABFunds.com	AB Global Bond Fund 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 8.00%, 08/30/2086(a)	GBP	4,671	$6,458,758

			23,832,427

Consumer Cyclical - Automotive – 0.1%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	3,120	3,066,173
2.45%, 09/15/2028(a)		5,328	4,869,897
5.30%, 09/13/2027(a)		1,469	1,459,519

			9,395,589

Consumer Cyclical - Other – 0.2%
Allwyn Entertainment Financing UK PLC 4.125%, 02/15/2031(a)	EUR	5,012	5,450,338
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	3,279	3,310,802
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		990	934,707
4.75%, 01/15/2028(a)		1,402	1,387,727
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		418	418,704

			11,502,278

Consumer Non-Cyclical – 0.2%
CVS Health Corp. 6.75%, 12/10/2054		636	641,975
7.00%, 03/10/2055		7,578	7,798,973
IQVIA, Inc. 5.00%, 10/15/2026(a)		1,599	1,595,617
Perrigo Finance Unlimited Co. Series EUR 5.375%, 09/30/2032	EUR	2,294	2,476,637
Tenet Healthcare Corp. 5.125%, 11/01/2027	U.S.$	2,720	2,717,586

			15,230,788

Energy – 0.1%
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		7,580	7,733,527
Wintershall Dea Finance 2 BV 6.12%, 05/08/2030(a)(b)	EUR	182	212,528

			7,946,055

Technology – 0.2%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)		7,610	8,327,178
MKS, Inc. 4.25%, 02/15/2034(a)		225	248,451
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)		3,949	4,659,238
7.25%, 07/01/2033(a)	U.S.$	137	141,886

			13,376,753

62 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)	U.S.$	8,458		$8,392,126

Transportation - Services – 0.1%
Boels Topholding BV 6.25%, 02/15/2029(a)	EUR	7,625		9,002,029

				115,768,420

Financial Institutions – 0.1%
REITs – 0.1%
alstria SARL 4.25%, 10/15/2029(a)		5,300		5,852,673
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(d)(e)		24		27,596

				5,880,269

Utility – 0.1%
Other Utility – 0.1%
Holding d’Infrastructures des Metiers de l’Environnement SAS 4.875%, 10/24/2029(a)		4,955		5,820,536

Total Corporates - Non-Investment Grade (cost $131,655,130)				127,469,225

EMERGING MARKETS - TREASURIES – 1.5%
Brazil – 0.9%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035	BRL	370,427		58,154,432

South Africa – 0.6%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	0	**	1
Series 2048 8.75%, 02/28/2048		731,993		39,100,745

				39,100,746

Total Emerging Markets - Treasuries (cost $97,875,915)				97,255,178

GOVERNMENTS - SOVEREIGN BONDS – 1.4%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)	U.S.$	378		390,332

ABFunds.com	AB Global Bond Fund 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)	U.S.$	235	$235,894
Chile Government International Bond 3.10%, 05/07/2041		825	623,700
3.50%, 01/25/2050		650	466,050
3.75%, 01/14/2032	EUR	3,435	3,933,143
5.33%, 01/05/2054	U.S.$	265	250,425

			5,899,544

Colombia – 0.2%
Colombia Government International Bond 5.75%, 11/26/2034	EUR	4,299	4,688,251
6.50%, 01/21/2033	U.S.$	2,026	1,980,415
6.50%, 11/26/2038	EUR	1,959	2,151,389
8.00%, 11/14/2035	U.S.$	3,609	3,778,803

			12,598,858

Hong Kong – 0.2%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	55,000	9,038,888

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	570,031
3.125%, 09/21/2051(a)		200	118,000
6.125%, 05/22/2028(a)		250	255,745
6.25%, 09/22/2032(a)		270	280,911
6.75%, 09/25/2052(a)		331	341,214

			1,565,901

Indonesia – 0.4%
Indonesia Government International Bond 2.15%, 07/28/2031		1,030	896,615
2.50%, 10/31/2030	CNH	51,350	7,391,630
2.90%, 10/31/2035		51,550	7,361,142
3.05%, 03/12/2051	U.S.$	258	161,250
3.20%, 09/23/2061		887	532,927
3.55%, 03/31/2032		200	185,000
4.10%, 03/04/2034	EUR	5,965	6,614,585
4.30%, 03/31/2052	U.S.$	750	589,380
4.35%, 01/11/2048		235	190,282

			23,922,811

Kazakhstan – 0.0%
Kazakhstan Government International Bond 4.41%, 10/28/2030(a)		760	743,972

Mexico – 0.2%
Mexico Government International Bond 2.66%, 05/24/2031		400	353,000

64 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.28%, 08/14/2041	U.S.$	500	$391,875
5.00%, 04/27/2051		550	429,550
5.375%, 03/22/2033		8,967	8,760,759
5.625%, 09/22/2035		284	274,628
6.00%, 05/07/2036		510	506,685
6.34%, 05/04/2053		248	230,980
7.375%, 05/13/2055		240	252,000

			11,199,477

Oman – 0.0%
Oman Government International Bond 7.00%, 01/25/2051(a)		1,150	1,242,099

Panama – 0.0%
Panama Government International Bond 3.87%, 07/23/2060		400	259,600
3.875%, 03/17/2028		670	658,610

			918,210

Peru – 0.0%
Peruvian Government International Bond 2.78%, 12/01/2060		105	55,729
3.55%, 03/10/2051		660	449,460
5.875%, 08/08/2054		120	115,560

			620,749

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,070	913,512
3.23%, 03/29/2027		205	202,614
3.56%, 09/29/2032		205	189,369
4.20%, 03/29/2047		205	163,628

			1,469,123

Poland – 0.0%
Republic of Poland Government International Bond Series 10Y 4.875%, 10/04/2033		442	441,041
Series 30Y 5.50%, 04/04/2053		158	145,274

			586,315

Romania – 0.3%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	216,549
3.00%, 02/14/2031(a)	U.S.$	21,072	18,500,162
3.625%, 03/27/2032(a)		256	224,370
5.25%, 11/25/2027(a)		694	693,466
5.75%, 09/16/2030(a)		284	282,793
6.625%, 02/17/2028(a)		270	275,562

ABFunds.com	AB Global Bond Fund 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.625%, 05/16/2036(a)	U.S.$	200	$198,408
7.50%, 02/10/2037(a)		640	672,243

			21,063,553

Saudi Arabia – 0.0%
KSA Ijarah Sukuk Ltd. 4.875%, 09/09/2035(a)		1,020	991,731
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)		405	409,559
Saudi Government International Bond 3.625%, 03/04/2028(a)		370	362,230
5.125%, 01/13/2028(a)		200	201,400

			1,964,920

Uruguay – 0.0%
Oriental Republic of Uruguay 5.25%, 09/10/2060		595	538,901
Uruguay Government International Bond 4.375%, 01/23/2031		152	152,249
5.44%, 02/14/2037		303	309,402
5.75%, 10/28/2034		220	229,845

			1,230,397

Total Governments - Sovereign Bonds (cost $94,284,761)			94,064,817

GOVERNMENTS - SOVEREIGN AGENCIES – 1.1%
Belgium – 0.2%
Dexia SA Series E Zero Coupon, 01/21/2028(a)	EUR	3,500	3,838,550
0.01%, 01/22/2027(a)		7,200	8,147,583

			11,986,133

Canada – 0.5%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	37,285	27,057,743
4.25%, 03/15/2034(a)		9,605	7,236,781

			34,294,524

France – 0.4%
SNCF Reseau Series E 1.875%, 03/30/2034(a)	EUR	3,200	3,215,830
3.125%, 10/25/2028(a)		9,800	11,317,487
5.00%, 10/10/2033		9,303	11,664,898

			26,198,215

Japan – 0.0%
Organization for Workers’ Retirement Allowance Mutual Aid Series 39 0.01%, 06/30/2026	JPY	3,000	18,855

66 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 44 0.005%, 09/28/2027	JPY	4,300	$26,506

			45,361

Kazakhstan – 0.0%
Baiterek National Investment Holding JSC 4.65%, 10/01/2030(a)	U.S.$	3,514	3,428,329
5.45%, 05/08/2028(a)		290	290,652

			3,718,981

Total Governments - Sovereign Agencies (cost $73,496,025)			76,243,214

EMERGING MARKETS - CORPORATE BONDS – 0.9%
Industrial – 0.8%
Basic – 0.5%
Alpek SAB de CV 3.25%, 02/25/2031(a)		200	166,426
Braskem Idesa SAPI 6.99%, 02/20/2032(a)(f)(g)		3,386	2,037,390
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		9,951	4,736,676
JSW Steel Ltd. 3.95%, 04/05/2027(a)		3,300	3,235,650
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		2,478	2,474,208
Sappi Papier Holding GmbH 4.50%, 03/15/2032(a)(h)	EUR	5,225	5,392,380
Sasol Financing USA LLC 8.75%, 05/03/2029(a)	U.S.$	5,807	6,057,906
8.75%, 04/10/2033(a)		3,090	3,071,772
Stillwater Mining Co. 4.00%, 11/16/2026(a)		5,827	5,779,685
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		380	335,779

			33,287,872

Capital Goods – 0.0%
Ambipar Lux SARL 10.875%, 02/05/2033(a)(f)(g)		6,320	859,394

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,465,250
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		4,122	3,888,454

			5,353,704

ABFunds.com	AB Global Bond Fund 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.2%
Ecopetrol SA 6.875%, 04/29/2030	U.S.$	363	$363,218
8.375%, 01/19/2036		4,781	4,840,045
8.625%, 01/19/2029		2,331	2,460,021
Gran Tierra Energy, Inc. 9.75%, 04/15/2031(a)		200	174,750
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)(f)(g)		220	122,275
6.25%, 07/08/2032(a)(f)(g)		1,242	692,093
6.45%, 03/05/2034(a)(f)(g)		5,285	2,938,373
6.70%, 02/25/2037(a)(f)(g)		3,880	2,129,941

			13,720,716

			53,221,686

Financial Institutions – 0.1%
Finance – 0.0%
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		430	425,433

REITs – 0.1%
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV 6.75%, 11/10/2032(a)		3,051	3,024,304

			3,449,737

Utility – 0.0%
Other Utility – 0.0%
Aegea Finance SARL 6.75%, 05/20/2029(a)		1,541	1,490,394

Total Emerging Markets - Corporate Bonds (cost $73,703,243)			58,161,817

SUPRANATIONALS – 0.8%
European Union Series UFA 3.375%, 10/05/2054(a)	EUR	30,274	30,719,985
4.00%, 04/04/2044(a)		20,136	23,417,142

Total Supranationals (cost $55,332,965)			54,137,127

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.7%
Japan – 0.7%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)		29,930	33,809,368
2.375%, 09/08/2027(a)		9,345	10,716,683

Total Local Governments - Regional Bonds (cost $44,099,402)			44,526,051

68 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.6%
Costa Rica – 0.2%
Costa Rica Government International Bond 5.50%, 11/21/2030(a)	EUR	7,750	$9,125,166

Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a)	U.S.$	7,003	7,038,015

Mexico – 0.2%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)		14,545	14,581,362

Uzbekistan – 0.1%
Republic of Uzbekistan International Bond 5.10%, 02/25/2029(a)	EUR	7,365	8,524,115

Total Emerging Markets - Sovereigns (cost $39,585,020)			39,268,658

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	499,416
5.125%, 02/02/2033(a)		211	208,299
5.95%, 01/08/2034(a)		906	927,174
6.44%, 01/26/2036(a)		750	789,319
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	350,459
4.70%, 05/07/2050(a)		370	311,540
Empresa Nacional del Petroleo 5.95%, 07/30/2034(a)		280	282,422

			3,368,629

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		540	505,594

Hong Kong – 0.0%
Airport Authority 2.10%, 04/30/2026(a)(b)		250	248,438
3.50%, 01/12/2062(a)		350	260,984

			509,422

India – 0.0%
Export-Import Bank of India 5.75%, 01/12/2056(a)		271	266,137

ABFunds.com	AB Global Bond Fund 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Indonesia – 0.0%
Pertamina Persero PT 2.30%, 02/09/2031(a)	U.S.$	570	$500,460
4.15%, 02/25/2060(a)		410	285,693
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	456,182
5.25%, 10/24/2042(a)		205	180,846

			1,423,181

Kazakhstan – 0.0%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(a)		225	227,109
5.625%, 04/07/2030(a)		240	245,025
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	464,737

			936,871

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	894,841
5.34%, 04/03/2035(a)		500	513,470

			1,408,311

Mexico – 0.1%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875%, 05/07/2030(a)		340	346,254
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		200	178,450
3.875%, 07/26/2033(a)		200	170,950
5.70%, 01/24/2030(a)		310	309,535
6.45%, 01/24/2035(a)		840	833,910
6.50%, 01/28/2051(a)		510	491,512
Series E 5.00%, 09/29/2036(i)		2,861	2,660,816

			4,991,427

Panama – 0.0%
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	176,646

Peru – 0.0%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a)		230	237,161

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	267,650

70 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.25%, 07/09/2054(a)	U.S.$	655	$644,520

			912,170

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	473,834
3.30%, 07/12/2051(a)		500	321,435

			795,269

Saudi Arabia – 0.2%
Gaci First Investment Co. 4.875%, 02/14/2035(a)		506	485,276
5.125%, 02/14/2053(a)		415	347,999
5.375%, 01/29/2054(a)		1,030	892,778
Series E 3.375%, 10/14/2032(a)	EUR	8,450	9,356,576

			11,082,629

South Africa – 0.1%
Transnet/South Africa 8.25%, 02/06/2028(a)	U.S.$	5,512	5,699,408

United Arab Emirates – 0.0%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)		540	465,693
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)		280	248,595
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	363,371
Series G 2.50%, 06/03/2031(a)		690	609,408
3.375%, 03/28/2032(a)		260	237,278

			1,924,345

Total Quasi-Sovereigns (cost $35,709,021)			34,237,200

BANK LOANS – 0.2%
Industrial – 0.2%
Capital Goods – 0.0%
Quikrete Holdings, Inc. 5.92% (CME Term SOFR 1 Month + 2.25%), 03/19/2029(j)		3,861	3,855,124

Consumer Cyclical - Restaurants – 0.0%
IRB Holding 6.18% (CME Term SOFR 1 Month + 2.50%), 12/15/2030(j)		1,059	1,055,318

ABFunds.com	AB Global Bond Fund 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.2%
Hertz Corp. (The) 7.28% (CME Term SOFR 1 Month + 7.00%), 06/30/2028(j)	U.S.$	10,429	$7,691,355
Opal US LLC 6.70% (CME Term SOFR 3 Month + 3.00%), 04/28/2032(j)		3,312	3,308,910

			11,000,265

Total Bank Loans (cost $17,568,298)			15,910,707

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027		3,210	3,238,920
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640	2,471,611
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		1,928	1,774,504
Series 2024-A 5.53%, 07/01/2034		4,802	5,031,756

Total Local Governments - US Municipal Bonds (cost $12,192,045)			12,516,791

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Province of Quebec Canada 4.40%, 12/01/2055 (cost $9,157,774)		13,226	8,956,040

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,562,178)		3,456	2,546,165

		Shares
COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc. (cost $1,387,701)		4,459	72,726

72 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 0.6%
ANZ, Hong Kong 2.71%, 04/01/2026	AUD	2,683		$1,850,836
BBH, New York 1.40%, 04/01/2026	NZD	0	**	141
2.65%, 04/01/2026	NOK	0	**	1
Citibank, London 0.85%, 04/01/2026	EUR	7,836		9,057,802
2.67%, 04/01/2026	GBP	2,563		3,392,061
Citibank, New York 2.98%, 04/01/2026	U.S.$	21,011		21,011,013
Royal Bank of Canada, Toronto 1.08%, 04/01/2026	CAD	4,388		3,154,422
SMBC, Tokyo 0.20%, 04/01/2026	JPY	563,494		3,550,575

Total Time Deposits (cost $42,016,851)				42,016,851

		Shares
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(k)(l)(m) (cost $27,401,580)		27,401,580		27,401,580

Total Short-Term Investments (cost $69,418,431)				69,418,431

Total Investments – 110.7% (cost $7,662,807,236)				7,416,303,705
Other assets less liabilities – (10.7)%				(716,186,741)

Net Assets – 100.0%				$6,700,116,964

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	1,589	June 2026	$118,133,752	$(916,901)
Canadian 5 Yr Bond Futures	18	June 2026	1,468,493	(17,145)
Canadian 10 Yr Bond Futures	5	June 2026	431,349	(8,626)
Euro Buxl 30 Yr Bond Futures	218	June 2026	27,782,796	(282,189)
Euro-BOBL Futures	639	June 2026	85,255,229	(1,182,550)
Euro-BTP Futures	534	June 2026	71,770,794	(2,240,338)
Euro-Bund Futures	22	June 2026	3,188,505	(21,510)

ABFunds.com	AB Global Bond Fund 73

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Japan 10 Yr Bond (OSE) Futures	148	June 2026	$121,520,305	$(1,429,130)
Long Gilt Futures	10	June 2026	1,161,988	(21,085)
U.S. 10 Yr Ultra Futures	30	June 2026	3,405,469	3,891
U.S. Long Bond (CBT) Futures	801	June 2026	91,213,875	(2,809,758)
U.S. T-Note 2 Yr (CBT) Futures	249	June 2026	51,653,883	84,164
U.S. T-Note 5 Yr (CBT) Futures	8,479	June 2026	917,255,574	(4,413,558)
U.S. T-Note 10 Yr (CBT) Futures	6	June 2026	666,281	(10,813)

Sold Contracts
Australian 3 Yr Bond Futures	262	June 2026	18,737,373	41,133
Canadian 10 Yr Bond Futures	1,267	June 2026	109,303,911	2,195,004
Euro-BOBL Futures	54	June 2026	7,204,667	86,689
Euro-Bund Futures	1,911	June 2026	276,965,107	1,669,625
Euro-Schatz Futures	101	June 2026	12,345,345	93,017
U.S. 10 Yr Ultra Futures	921	June 2026	104,547,891	1,242,375
U.S. T-Note 2 Yr (CBT) Futures	342	June 2026	70,946,297	(11,547)
U.S. Ultra Bond (CBT) Futures	244	June 2026	28,441,250	260,235

				$(7,689,017)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	THB	1,908,212	USD	58,629	04/16/2026	$703,182
Bank of America NA	JPY	82,572,110	USD	525,928	04/10/2026	5,278,331
Bank of America NA	MXN	308,384	USD	17,279	04/15/2026	91,334
Bank of America NA	EUR	17,892	USD	21,113	04/16/2026	417,996
Bank of New York Mellon Corp. (The)	EUR	619,994	USD	719,456	04/15/2026	2,378,410
Bank of New York Mellon Corp. (The)	CAD	655,418	USD	475,178	04/16/2026	3,735,148
Bank of New York Mellon Corp. (The)	EUR	20,761	USD	24,826	05/14/2026	780,002
Brown Brothers Harriman & Co.	JPY	64,948	USD	413	04/10/2026	3,875
Brown Brothers Harriman & Co.	EUR	4,133	USD	4,790	04/15/2026	10,019
Brown Brothers Harriman & Co.	CAD	4,288	USD	3,126	04/16/2026	42,170
Brown Brothers Harriman & Co.	EUR	4,124	USD	4,854	04/16/2026	83,973
Brown Brothers Harriman & Co.	EUR	1,099	USD	1,263	04/16/2026	(8,114)
Brown Brothers Harriman & Co.	USD	320	EUR	279	04/16/2026	2,647
Brown Brothers Harriman & Co.	USD	1,176	EUR	992	04/16/2026	(28,596)
Brown Brothers Harriman & Co.	USD	548	CAD	743	04/17/2026	(13,477)
Brown Brothers Harriman & Co.	AUD	1,288	USD	893	04/22/2026	4,509
Brown Brothers Harriman & Co.	USD	15	AUD	21	04/22/2026	(219)
Brown Brothers Harriman & Co.	IDR	1,284,776,529	USD	76,062	04/23/2026	380,789
Brown Brothers Harriman & Co.	GBP	241	EUR	278	04/24/2026	2,316
Brown Brothers Harriman & Co.	GBP	695	USD	929	04/24/2026	9,485
Citibank NA	CAD	199,576	USD	146,598	04/17/2026	3,036,611
Citibank NA	USD	32,533	INR	2,957,900	05/13/2026	(1,199,318)
Citibank NA	COP	131,525,132	USD	35,545	05/14/2026	136,686
Citibank NA	USD	4,594	COP	17,150,052	05/14/2026	22,839
Citibank NA	USD	3,199	COP	11,878,197	05/14/2026	(890)
Citibank NA	HUF	15,224,155	USD	45,322	05/20/2026	(300,206)

74 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	AUD	157,241	USD	109,475	04/15/2026	$1,005,315
Goldman Sachs Bank USA	BRL	314,195	USD	60,592	04/02/2026	(65,506)
Goldman Sachs Bank USA	USD	60,198	BRL	314,195	04/02/2026	459,629
Goldman Sachs Bank USA	USD	16,599	EUR	14,399	04/15/2026	54,583
Goldman Sachs Bank USA	GBP	118,947	USD	160,825	04/24/2026	3,391,831
Goldman Sachs Bank USA	USD	43,257	MYR	172,580	06/18/2026	(534,994)
HSBC Bank USA	BRL	314,195	USD	60,198	04/02/2026	(459,629)
HSBC Bank USA	USD	59,597	BRL	314,195	04/02/2026	1,060,234
HSBC Bank USA	KRW	17,105,530	USD	11,847	04/14/2026	472,410
HSBC Bank USA	EUR	51,373	USD	59,196	04/15/2026	(222,012)
HSBC Bank USA	CNH	1,437,635	USD	208,662	04/16/2026	(297,162)
HSBC Bank USA	JPY	463,118	USD	2,923	04/16/2026	1,254
HSBC Bank USA	USD	81,557	JPY	12,964,978	04/16/2026	243,288
HSBC Bank USA	ZAR	65,598	USD	3,877	04/16/2026	4,330
HSBC Bank USA	ZAR	138,088	USD	8,108	04/16/2026	(43,265)
HSBC Bank USA	BRL	314,195	USD	59,226	05/05/2026	(1,033,733)
HSBC Bank USA	USD	16,765	CLP	15,306,622	05/14/2026	(229,472)
HSBC Bank USA	HUF	2,176,733	USD	6,514	05/20/2026	(8,626)
JPMorgan Chase Bank NA	EUR	1,299	USD	1,557	04/16/2026	54,561
JPMorgan Chase Bank NA	GBP	2,104	USD	2,818	04/16/2026	33,086
JPMorgan Chase Bank NA	USD	10,611	JPY	1,685,275	04/16/2026	22,351
Morgan Stanley Capital Services LLC	EUR	572,657	USD	687,104	04/16/2026	24,742,194
Morgan Stanley Capital Services LLC	PLN	38,901	USD	10,548	04/16/2026	68,986
Morgan Stanley Capital Services LLC	ZAR	199,643	USD	11,865	04/16/2026	79,296
Morgan Stanley Capital Services LLC	PEN	23,646	USD	6,752	05/14/2026	(26,984)
Morgan Stanley Capital Services LLC	MYR	172,027	USD	43,643	06/18/2026	1,057,265
NatWest Markets PLC	USD	38,923	CAD	53,442	04/16/2026	(482,175)
Societe Generale	GBP	429,588	USD	574,699	04/16/2026	6,108,780
Standard Chartered Bank	EUR	13,015	USD	15,074	04/15/2026	20,946
Standard Chartered Bank	IDR	123,250,852	USD	7,271	04/23/2026	11,174
Standard Chartered Bank	INR	2,938,533	USD	31,806	05/13/2026	677,755
Standard Chartered Bank	PEN	40,460	USD	11,621	05/14/2026	21,856
Standard Chartered Bank	PEN	122,487	USD	35,097	05/14/2026	(19,520)
UBS AG	USD	2,120	EUR	1,840	04/16/2026	8,221

						$51,745,769

ABFunds.com	AB Global Bond Fund 75

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 45, 5 Year Index, 6/20/2031*	1.00%	Quarterly	0.92%	USD	55,700	$(237,654)	$(352,468)	$114,814

Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	3.65	USD	16,920	918,872	956,347	(37,475)
CDX-NAHY Series 46, 5 Year Index, 6/20/2031*	5.00	Quarterly	3.86	USD	108,509	5,376,792	5,134,298	242,494
CDX-NAIG Series 46, 5 Year Index, 6/20/2031*	1.00	Quarterly	0.63	USD	55,700	980,522	937,800	42,722
iTraxx XOVER Series 45, 5 Year Index, 6/20/2031*	5.00	Quarterly	3.53	EUR	8,180	609,114	627,507	(18,393)

						$7,647,646	$7,303,484	$344,162

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
BRL	299,168	01/02/2029	1 Day CDI	12.618%	Maturity	$(1,229,907)	$	– 0	–	$(1,229,907)
BRL	129,732	01/02/2029	1 Day CDI	12.682%	Maturity	(502,558)		– 0	–	(502,558)
BRL	125,671	01/02/2029	1 Day CDI	13.220%	Maturity	(212,258)		– 0	–	(212,258)
BRL	115,580	01/02/2029	1 Day CDI	13.020%	Maturity	(280,281)		– 0	–	(280,281)
BRL	110,075	01/02/2029	1 Day CDI	12.555%	Maturity	(453,552)		– 0	–	(453,552)
BRL	110,075	01/02/2029	1 Day CDI	12.490%	Maturity	(480,929)		– 0	–	(480,929)
CNY	223,010	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	35,905		– 0	–	35,905
CNY	428,453	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	52,228		– 0	–	52,228
CNY	396,687	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	29,442		– 0	–	29,442
CNY	365,530	07/21/2030	China 7-Day Reverse Repo Rate	1.530%	Quarterly	(129,389)		– 0	–	(129,389)
CNY	441,560	07/28/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	13,223		12,005		1,218
NZD	75,120	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	(453,874)		– 0	–	(453,874)
NZD	38,130	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	(226,233)		– 0	–	(226,233)
NZD	40,650	12/05/2035	3 Month BKBM	3.980%	Quarterly/ Semi-Annual	(423,936)		– 0	–	(423,936)
JPY	1,124,000	03/09/2028	1 Day TONAR	1.233%	Annual	(12,944)		– 0	–	(12,944)

						$(4,275,063)		$12,005		$(4,287,068)

76 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at March 31, 2026
Jefferies LLC†	EUR	4,938	2.25%	—	$5,726,600

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2026.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Emerging Markets – Corporate Bonds	$5,726,600	$	– 0	–	$	– 0	–	$	– 0	–	$5,726,600

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $3,597,584,590 or 53.69% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2026.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2026.

(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2026.

(f)	Defaulted.

(g)	Non-income producing security.

(h)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of March 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	06/23/2021	$2,950,876	$2,660,816	0.04%

(j)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at March 31, 2026.

(k)	The rate shown represents the 7-day yield as of period end.

(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)	Affiliated investments.

ABFunds.com	AB Global Bond Fund 77

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

THB – Thailand Baht

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Reference Rate (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

GMTN – Global Medium Term Note

JSC – Joint Stock Company

MTN – Medium Term Note

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TONAR – Tokyo Overnight Average Rate

See notes to financial statements.

78 AB Global Bond Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

March 31, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,635,405,656)	$7,388,902,125
Affiliated issuers (cost $27,401,580)	27,401,580
Cash	23,608
Cash collateral due from broker	51,875,775
Foreign currencies, at value (cost $761,869)	759,535
Receivable for investment securities sold and foreign currency transactions	262,268,018
Unaffiliated interest receivable	63,057,448
Unrealized appreciation on forward currency exchange contracts	56,719,667
Receivable for capital stock sold	5,292,738
Receivable for variation margin on centrally cleared swaps	2,512,360
Receivable for variation margin on futures	1,545,847
Affiliated dividends receivable	279,943
Receivable due from Adviser	16,414

Total assets	7,860,655,058

Liabilities
Payable for investment securities purchased and foreign currency transactions	1,132,393,678
Payable for capital stock redeemed	7,428,259
Payable for reverse repurchase agreements	5,726,600
Unrealized depreciation on forward currency exchange contracts	4,973,898
Dividends payable	2,906,044
Cash collateral due to broker	2,729,000
Advisory fee payable	2,519,755
Payable for capital gains taxes	290,825
Transfer Agent fee payable	132,520
Administrative fee payable	104,034
Distribution fee payable	55,607
Directors’ fee payable	15,167
Accrued expenses	1,262,707

Total liabilities	1,160,538,094

Net Assets	$6,700,116,964

Composition of Net Assets
Capital stock, at par	$975,823
Additional paid-in capital	7,701,171,893
Accumulated loss	(1,002,030,752)

$6,700,116,964

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$242,365,275	35,257,127	$6.87	*

C	$6,151,684	891,923	$6.90

Advisor	$4,386,694,730	638,813,510	$6.87

I	$639,429,906	93,173,449	$6.86

Z	$1,425,475,369	207,687,344	$6.86

*	The maximum offering price per share for Class A shares was $7.17, which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Global Bond Fund 79

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2026 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $122,211)	$136,000,284
Dividends
Affiliated issuers	2,219,537
Unaffiliated issuers	2,667	$138,222,488

Expenses
Advisory fee (see Note B)	15,078,826
Transfer agency—Class A	47,924
Transfer agency—Class C	1,374
Transfer agency—Advisor Class	812,197
Transfer agency—Class I	192,091
Transfer agency—Class Z	153,191
Distribution fee—Class A	318,113
Distribution fee—Class C	33,372
Custody and accounting	406,558
Registration fees	125,072
Printing	80,506
Administrative	70,190
Audit and tax	64,648
Legal	50,098
Directors’ fees	37,811
Miscellaneous	62,959

Total expenses before interest expense	17,534,930
Interest expense	60,413

Total expenses	17,595,343
Less: expenses waived and reimbursed by the Adviser (see Note B)	(117,494)

Net expenses		17,477,849

Net investment income		120,744,639

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		249,258
Forward currency exchange contracts		39,389,242
Futures		(7,038,768)
Swaps		614,860
Foreign currency transactions		36,609,742
Net change in unrealized appreciation (depreciation) on:
Investments(b)		(217,163,190)
Forward currency exchange contracts		42,231,141
Futures		(4,604,250)
Swaps		(5,802,029)
Foreign currency denominated assets and liabilities		(681,371)

Net loss on investment and foreign currency transactions		(116,195,365)

Net Increase in Net Assets from Operations		$4,549,274

(a)	Net of foreign realized capital gains taxes of $270,684.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $30,021.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (unaudited)		Year Ended September 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$120,744,639		$214,418,127
Net realized gain (loss) on investment and foreign currency transactions	69,824,334		(61,774,940)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	(186,019,699)		27,536,838

Net increase in net assets from operations	4,549,274		180,180,025
Distributions to Shareholders
Class A	(4,392,431)		(9,376,017)
Class C	(89,565)		(199,715)
Advisor Class	(79,951,743)		(143,366,976)
Class I	(11,800,266)		(21,809,834)
Class Z	(25,863,642)		(33,477,589)
Return of Capital
Class A	– 0	–	(235,040)
Class C	– 0	–	(5,006)
Advisor Class	– 0	–	(3,593,936)
Class I	– 0	–	(546,731)
Class Z	– 0	–	(839,219)
Capital Stock Transactions
Net increase	348,033,366		679,381,459

Total increase	230,484,993		646,111,421
Net Assets
Beginning of period	6,469,631,971		5,823,520,550

End of period	$6,700,116,964		$6,469,631,971

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class K, Class R and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price

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at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect

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NOTES TO FINANCIAL STATEMENTS (continued)

the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly

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traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$2,996,432,673		$	– 0	–	$2,996,432,673
Corporates – Investment Grade		– 0	–	1,709,900,252			– 0	–	1,709,900,252
Mortgage Pass-Throughs		– 0	–	922,793,595			– 0	–	922,793,595
Collateralized Mortgage Obligations		– 0	–	267,041,872			– 0	–	267,041,872
Collateralized Loan Obligations		– 0	–	231,827,303			– 0	–	231,827,303
Commercial Mortgage-Backed Securities		– 0	–	214,491,252			– 0	–	214,491,252
Asset-Backed Securities		– 0	–	177,376,338			– 0	–	177,376,338
Covered Bonds		– 0	–	161,656,273			– 0	–	161,656,273
Corporates – Non-Investment Grade		– 0	–	127,469,225			– 0	–	127,469,225
Emerging Markets – Treasuries		– 0	–	97,255,178			– 0	–	97,255,178
Governments – Sovereign Bonds		– 0	–	94,064,817			– 0	–	94,064,817
Governments – Sovereign Agencies		– 0	–	76,243,214			– 0	–	76,243,214
Emerging Markets – Corporate Bonds		– 0	–	58,161,817			– 0	–	58,161,817
Supranationals		– 0	–	54,137,127			– 0	–	54,137,127
Local Governments – Regional Bonds		– 0	–	44,526,051			– 0	–	44,526,051
Emerging Markets – Sovereigns		– 0	–	39,268,658			– 0	–	39,268,658
Quasi-Sovereigns		– 0	–	34,237,200			– 0	–	34,237,200
Bank Loans		– 0	–	15,910,707			– 0	–	15,910,707
Local Governments – US Municipal Bonds		– 0	–	12,516,791			– 0	–	12,516,791
Local Governments – Provincial Bonds		– 0	–	8,956,040			– 0	–	8,956,040
Local Governments – Canadian Municipal Bonds		– 0	–	2,546,165			– 0	–	2,546,165
Common Stocks		72,726		– 0	–		– 0	–	72,726
Short-Term Investments:
Time Deposits		42,016,851		– 0	–		– 0	–	42,016,851
Investment Companies		27,401,580		– 0	–		– 0	–	27,401,580

Total Investments in Securities		69,491,157		7,346,812,548			– 0	–	7,416,303,705
Other Financial Instruments*:
Assets
Futures		5,676,133		– 0	–		– 0	–	5,676,133	†
Forward Currency Exchange Contracts		– 0	–	56,719,667			– 0	–	56,719,667
Centrally Cleared Credit Default Swaps		– 0	–	7,885,300			– 0	–	7,885,300	†
Centrally Cleared Interest Rate Swaps		– 0	–	130,798			– 0	–	130,798	†
Liabilities
Futures		(13,365,150)		– 0 –			– 0	–	(13,365,150	)†
Forward Currency Exchange Contracts		– 0	–	(4,973,898)			– 0	–	(4,973,898)
Centrally Cleared Credit Default Swaps		– 0	–	(237,654)			– 0	–	(237,654	)†
Centrally Cleared Interest Rate Swaps		– 0	–	(4,405,861)			– 0	–	(4,405,861	)†

Total		$61,802,140		$7,401,930,900		$	– 0	–	$7,463,733,040

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received

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NOTES TO FINANCIAL STATEMENTS (continued)

from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of

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NOTES TO FINANCIAL STATEMENTS (continued)

the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2026, the reimbursement for such services amounted to $70,190.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $452,703 for the six months ended March 31, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,232 from the sale of Class A shares and received $99 and $92 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2026, such waiver amounted to $117,494.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2026 is as follows:

Fund	Market Value 9/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$117,693	$1,193,516	$1,283,807	$27,402	$2,220

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $15,625,473 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2026, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$3,380,839,473	$2,922,831,815
U.S. government securities	6,861,460,686	6,871,337,981

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$120,215,784
Gross unrealized depreciation	(326,605,469)

Net unrealized depreciation	$(206,389,685)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2026, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty

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to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps

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on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at

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prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2026, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the

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payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2026, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended March 31, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$5,676,133	*	Payable for variation margin on futures	$13,365,150	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	118,793	*	Payable for variation margin on centrally cleared swaps	4,405,861	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	56,719,667		Unrealized depreciation on forward currency exchange contracts	4,973,898

Credit contracts	Receivable for variation margin on centrally cleared swaps	400,030	*	Payable for variation margin on centrally cleared swaps	55,868	*

Total		$62,914,623			$22,800,777

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$335,735	$(6,164,633)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	(7,038,768)	(4,604,250)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	39,389,242	42,231,141

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$279,125	$362,604

Total		$32,965,334	$31,824,862

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2026:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$55,700,000
Average notional amount of sale contracts	$74,969,135
Centrally Cleared Interest Rate Swaps:
Average notional amount	$396,888,256
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$269,049,948
Average principal amount of sale contracts	$3,979,847,932
Futures:
Average notional amount of buy contracts	$1,784,576,922
Average notional amount of sale contracts	$671,735,122

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Australia and New Zealand Banking Group Ltd.	$703,182	$	– 0	–	$	– 0	–	$	– 0	–	$703,182
Bank of America NA	5,787,661		– 0	–		– 0	–		– 0	–	5,787,661
Bank of New York Mellon Corp. (The)	6,893,560		– 0	–		– 0	–		– 0	–	6,893,560
Brown Brothers Harriman & Co.	539,783		(50,406)			– 0	–		– 0	–	489,377
Citibank NA	3,196,136		(1,500,414)			– 0	–		– 0	–	1,695,722
Deutsche Bank AG	1,005,315		– 0	–		– 0	–		– 0	–	1,005,315
Goldman Sachs Bank USA	3,906,043		(600,500)			(510,000)			– 0	–	2,795,543
HSBC Bank USA	1,781,516		(1,781,516)			– 0	–		– 0	–	– 0	–

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
JPMorgan Chase Bank NA	$109,998	$ – 0	–	$	– 0	–	$	– 0	–	$109,998
Morgan Stanley Capital Services LLC	25,947,741	(26,984)			(346,000)			– 0	–	25,574,757
Societe Generale	6,108,780	– 0	–		– 0	–		– 0	–	6,108,780
Standard Chartered Bank	731,731	(19,520)			(712,211)			– 0	–	– 0	–
UBS AG	8,221	– 0	–		(8,221)			– 0	–	– 0	–

Total	$56,719,667	$(3,979,340)			$(1,576,432)		$	– 0	–	$51,163,895	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Brown Brothers Harriman & Co.	$50,406	$(50,406)		$	– 0	–	$	– 0	–	$ – 0	–
Citibank NA	1,500,414	(1,500,414)			– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA	600,500	(600,500)			– 0	–		– 0	–	– 0	–
HSBC Bank USA	2,293,899	(1,781,516)			– 0	–		– 0	–	512,383
Morgan Stanley Capital Services LLC	26,984	(26,984)			– 0	–		– 0	–	– 0	–
NatWest Markets PLC	482,175	– 0	–		– 0	–		– 0	–	482,175
Standard Chartered Bank	19,520	(19,520)			– 0	–		– 0	–	– 0	–

Total	$4,973,898	$(3,979,340)		$	– 0	–	$	– 0	–	$994,558	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination.

The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See	Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended March 31, 2026, the Fund earned drop income of $2,506,078 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended March 31, 2026, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the six months ended March 31, 2026, the average amount of reverse repurchase agreements outstanding was

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$2,797,667 and the daily weighted average interest rate was 1.72%. At March 31, 2026, the Fund had reverse repurchase agreements outstanding in the amount of $5,726,600 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2026:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Jefferies LLC	$5,726,600	$(5,541,832)	$184,768

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025

Class A
Shares sold	1,355,290	2,689,293	$9,454,821	$18,619,049

Shares issued in reinvestment of dividends	472,357	1,023,061	3,296,679	7,094,378

Shares converted from Class C	85,633	185,034	598,451	1,284,651

Shares redeemed	(4,683,450)	(10,195,587)	(32,666,864)	(70,529,457)

Net decrease	(2,770,170)	(6,298,199)	$(19,316,913)	$(43,531,379)

Class C
Shares sold	46,780	159,168	$326,987	$1,105,781

Shares issued in reinvestment of dividends	9,985	21,962	69,953	152,808

Shares converted to Class A	(85,357)	(184,416)	(598,451)	(1,284,651)

Shares redeemed	(109,393)	(230,621)	(766,065)	(1,602,312)

Net decrease	(137,985)	(233,907)	$(967,576)	$(1,628,374)

Advisor Class
Shares sold	79,789,429	138,640,684	$556,027,165	$958,727,525

Shares issued in reinvestment of dividends	8,953,336	16,354,911	62,449,181	113,351,365

Shares redeemed	(56,347,643)	(124,846,100)	(392,705,745)	(862,443,654)

Net increase	32,395,122	30,149,495	$225,770,601	$209,635,236

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	Shares		Amount
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025

Class I
Shares sold	9,871,117	16,869,751	$68,928,563	$116,492,189

Shares issued in reinvestment of dividends	1,626,126	3,044,195	11,334,612	21,105,495

Shares redeemed	(6,941,399)	(15,495,813)	(48,487,444)	(107,404,260)

Net increase	4,555,844	4,418,133	$31,775,731	$30,193,424

Class Z
Shares sold	26,222,484	92,759,235	$182,822,774	$642,040,200

Shares issued in reinvestment of dividends	3,683,225	4,886,413	25,671,329	33,897,743

Shares redeemed	(14,029,389)	(27,672,038)	(97,722,580)	(191,225,391)

Net increase	15,876,320	69,973,610	$110,771,523	$484,712,552

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

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Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Emerging-Market Risk—Investments in emerging market countries may have more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

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NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is allocated among the participating funds. The portion of the commitment fee allocated to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Fund did not utilize the Facility during the six months ended March 31, 2026.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending September 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$208,230,131	$36,334,445

Total taxable distributions paid	$208,230,131	$36,334,445
Return of Capital	5,219,932	169,757,162

Total distributions paid	$213,450,063	$206,091,607

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital losses	$(774,495,849	)(a)
Other losses	(73,208,904	)(b)
Unrealized appreciation (depreciation)	(33,679,805	)(c)

Total accumulated earnings (deficit)	$(881,384,558	)(d)

(a)	As of September 30, 2025, the Fund had a net capital loss carryforward of $774,495,849.

(b)	As of September 30, 2025, the Fund had a qualified late-year ordinary loss deferral of $71,531,328 and the cumulative deferred loss on straddles was $1,677,576.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

104 AB Global Bond Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2025, the Fund had a net short-term capital loss carryforward of $245,825,451 and a net long-term capital loss carryforward of $528,670,398, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Global Bond Fund 105

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.00	$ 7.04	$ 6.57	$ 7.09	$ 8.52	$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.12	.24	*	.23	.21	.11	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)	(.06)	.48	(.11)	(1.20)	(.02)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.01)	.18	.71	.10	(1.09)	.09

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.21)	(.04)	(.57)	(.24)	(.13)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.10)	(.06)

Return of Capital	– 0	–	(.01)	(.20)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.22)	(.24)	(.62)	(.34)	(.19)

Net asset value, end of period	$ 6.87	$ 7.00	$ 7.04	$ 6.57	$ 7.09	$ 8.52

Total Return

Total investment return based on net asset value(d)**	(.01)%	2.84	%*^	10.90%	1.27%	(13.27)%	.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$242,365	$266,015	$312,047	$332,871	$409,768	$580,627

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.77	%(f)	.78%	.80%	.80%	.80%	.80%

Expenses, before waivers/reimbursements(e)	.77	%(f)	.79%	.80%	.80%	.80%	.80%

Net investment income(b)	3.41	%(f)	3.42	%*	3.42%	3.06%	1.40%	1.24%

Portfolio turnover rate***	134%	301%	302%	177%	159%	130%

See footnote summary on page 111.

106 AB Global Bond Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.02	$ 7.06	$ 6.59	$ 7.12	$ 8.55	$ 8.65

Income From Investment Operations

Net investment income(a)(b)	.09	.18	*	.18	.16	.05	.04

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)	(.05)	.47	(.12)	(1.20)	(.02)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.03)	.13	.65	.04	(1.15)	.02

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.17)	(.03)	(.52)	(.18)	(.06)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.10)	(.06)

Return of Capital	– 0	–	(.00	)(c)	(.15)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.09)	(.17)	(.18)	(.57)	(.28)	(.12)

Net asset value, end of period	$ 6.90	$ 7.02	$ 7.06	$ 6.59	$ 7.12	$ 8.55

Total Return

Total investment return based on net asset value(d)**	(.24)%	2.05	%*^	10.03%	.36%	(13.88)%	.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,152	$7,228	$8,927	$14,099	$22,599	$39,929

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.52	%(f)	1.53%	1.55%	1.55%	1.55%	1.55%

Expenses, before waivers/reimbursements(e)	1.52	%(f)	1.54%	1.55%	1.55%	1.56%	1.55%

Net investment income(b)	2.64	%(f)	2.65	%*	2.65%	2.26%	.62%	.49%

Portfolio turnover rate***	134%	301%	302%	177%	159%	130%

See footnote summary on page 111.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 6.99	$ 7.03	$ 6.56	$ 7.09	$ 8.51	$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.13	.25	*	.25	.23	.13	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)	(.05)	.47	(.12)	(1.19)	(.03)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.01	.20	.72	.11	(1.06)	.10

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.23)	(.04)	(.59)	(.26)	(.15)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.10)	(.06)

Return of Capital	– 0	–	(.01)	(.21)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.24)	(.25)	(.64)	(.36)	(.21)

Net asset value, end of period	$ 6.87	$ 6.99	$ 7.03	$ 6.56	$ 7.09	$ 8.51

Total Return

Total investment return based on net asset value(d)**	.26%	3.10	%*^	11.19%	1.38%	(12.95)%	1.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,386,695	$4,237,759	$4,052,962	$3,549,674	$3,441,514	$4,707,655

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.52	%(f)	.53%	.55%	.55%	.55%	.55%

Expenses, before waivers/reimbursements(e)	.52	%(f)	.54%	.55%	.55%	.56%	.55%

Net investment income(b)	3.67	%(f)	3.68	%*	3.67%	3.33%	1.66%	1.49%

Portfolio turnover rate***	134%	301%	302%	177%	159%	130%

See footnote summary on page 111.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 6.98	$ 7.03	$ 6.56	$ 7.09	$ 8.52	$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.13	.25	.25	.23	.13	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)	(.05)	.47	(.13)	(1.20)	(.02)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.01	.20	.72	.10	(1.07)	.11

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.24)	(.04)	(.58)	(.26)	(.15)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.10)	(.06)

Return of Capital	– 0	–	(.01)	(.21)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.25)	(.25)	(.63)	(.36)	(.21)

Net asset value, end of period	$ 6.86	$ 6.98	$ 7.03	$ 6.56	$ 7.09	$ 8.52

Total Return

Total investment return based on net asset value(d)**	.10%	2.93%	11.14%	1.36%	(13.06)%	1.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$639,430	$618,882	$592,295	$670,854	$724,876	$919,250

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.54	%(f)	.55%	.59%	.57%	.56%	.55%

Expenses, before waivers/reimbursements(e)	.55	%(f)	.55%	.59%	.57%	.57%	.55%

Net investment income(b)	3.65	%(f)	3.58%	3.63%	3.31%	1.65%	1.49%

Portfolio turnover rate***	134%	301%	302%	177%	159%	130%

See footnote summary on page 111.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 6.98	$ 7.04	$ 6.56	$ 7.09	$ 8.52	$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.13	.25	.25	.23	.14	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)	(.06)	.48	(.12)	(1.21)	(.02)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.01	.19	.73	.11	(1.07)	.11

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.24)	(.04)	(.59)	(.26)	(.15)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.10)	(.06)

Return of Capital	– 0	–	(.01)	(.21)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.25)	(.25)	(.64)	(.36)	(.21)

Net asset value, end of period	$ 6.86	$ 6.98	$ 7.04	$ 6.56	$ 7.09	$ 8.52

Total Return

Total investment return based on net asset value(d)**	(.02)%	2.83	%^	11.38%	1.40%	(13.01)%	1.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,425,475	$1,339,748	$857,290	$813,849	$755,288	$717,784

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.50	%(f)	.51%	.52%	.52%	.51%	.50%

Expenses, before waivers/reimbursements(e)	.51	%(f)	.52%	.52%	.52%	.51%	.50%

Net investment income(b)	3.68	%(f)	3.61%	3.71%	3.37%	1.73%	1.53%

Portfolio turnover rate***	134%	301%	302%	177%	159%	130%

See footnote summary on page 111.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2026 (unaudited)(f)	Year Ended September 30,
		2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	.77%	.78%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.77%	.79%	.80%	.80%	.80%	.80%
Class C
Net of waivers/reimbursements	1.52%	1.53%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.52%	1.54%	1.55%	1.55%	1.56%	1.55%
Advisor Class
Net of waivers/reimbursements	.52%	.53%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.52%	.54%	.55%	.55%	.56%	.55%
Class I
Net of waivers/reimbursements	.54%	.55%	.59%	.57%	.56%	.55%
Before waivers/reimbursements	.54%	.55%	.59%	.57%	.57%	.55%
Class Z
Net of waivers/reimbursements	.50%	.51%	.52%	.52%	.51%	.50%
Before waivers/reimbursements	.51%	.52%	.52%	.52%	.51%	.50%

(f)	Annualized.

(g)	Less than .005%.

*

During the year ended September 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.08%	.00	%(g)

Class C	$.01	.08%	.00	%(g)

Advisor Class	$.01	.09%	.00	%(g)

**

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the year ended September 30, 2025 by .07%.

***	The Fund accounts for dollar roll transactions as purchases and sales.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

ABFunds.com	AB Global Bond Fund 111

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

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performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors

ABFunds.com	AB Global Bond Fund 113

understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the more recent periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things,

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that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed

ABFunds.com	AB Global Bond Fund 115

that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale. The directors also determined to monitor changes in the Fund’s asset levels to inform possible future consideration of a recommendation that the Adviser add an additional breakpoint to the fee schedule.

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AB GLOBAL BOND FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GB-0152-0326

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	May 27, 2026